   Driehaus Mutual Funds

   Trustees & Officers

   Richard H. Driehaus
   Chairman of the Board & President

   Francis J. Harmon
   Trustee

   Robert F. Moyer
   Senior Vice President & Trustee

   A.R. Umans
   Trustee

   Daniel Zemanek
   Trustee

   William R. Andersen
   Vice President

   Diane L. Wallace
   Vice President & Treasurer

   Mary H. Weiss
   Vice President & Secretary

   Robert H. Buchen
   Vice President

   Dusko Culafic
   Assistant Treasurer

   Jennifer L. Billingsley
   Assistant Secretary

   Investment Advisor

   Driehaus Capital Management, Inc.
   25 East Erie Street
   Chicago, IL 60611

   Distributor

   Driehaus Securities Corporation
   25 East Erie Street
   Chicago, IL 60611

   Administrator & Transfer Agent

   PFPC Inc.
   400 Bellevue Parkway
   Suite 108
   Wilmington, DE 19809

   Custodian

   The Chase Manhattan Bank
   3 Chase MetroTech Center
   Brooklyn, NY 11245
                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                                                   JUNE 30, 1999

                          [DRIEHAUS MUTUAL FUNDS LOGO]

DRIEHAUS INTERNATIONAL GROWTH FUND

DRIEHAUS INTERNATIONAL DISCOVERY FUND

DRIEHAUS EUROPEAN OPPORTUNITY FUND

DRIEHAUS ASIA PACIFIC GROWTH FUND

DRIEHAUS EMERGING MARKETS GROWTH FUND

                             Distributed by:
                     DRIEHAUS SECURITIES CORPORATION

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds' prospectus.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Driehaus International Growth Fund
           Letter from Portfolio Manager....................    1
           Schedule of Investments..........................    3

Driehaus International Discovery Fund
           Letter from Portfolio Manager....................   11
           Schedule of Investments..........................   14

Driehaus European Opportunity Fund
           Letter from Portfolio Manager....................   21
           Schedule of Investments..........................   24

Driehaus Asia Pacific Growth Fund
           Letter from Portfolio Manager....................   31
           Schedule of Investments..........................   34

Driehaus Emerging Markets Growth Fund
           Letter from Portfolio Manager....................   41
           Schedule of Investments..........................   44

Each Fund section includes:
           Schedule of Investments by Industry
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights

Notes to Financial Statements...............................   52

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                                                   JUNE 30, 1999

    Investment Philosophy:

    The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds' share prices are expected to be more volatile than that of U.S.-only funds. In addition, the Funds' returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

    DRIEHAUS INTERNATIONAL GROWTH FUND

    DRIEHAUS INTERNATIONAL DISCOVERY FUND

    DRIEHAUS EUROPEAN OPPORTUNITY FUND

     DRIEHAUS ASIA PACIFIC GROWTH FUND

    DRIEHAUS EMERGING MARKETS GROWTH FUND

--------------------------------------------------------------------------------
        DRIEHAUS INTERNATIONAL GROWTH FUND - PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the period from January 1, 1999, through June 30, 1999, the Driehaus International Growth Fund returned 12.81%. This compares with a return of 3.97% for the Morgan Stanley Capital International Europe, Australia, Far East Index and 6.90% for the Lipper International Fund Index for the first six months of 1999. Since the fund's inception on July 1, 1990, the Driehaus International Growth Fund posted an annualized return of 16.28%, compared with the MSCI EAFE Index's 6.98% and the Lipper International Fund Index's 8.47% over the same period.

    During the first half of 1999, the fund performed well, due mainly to superior stock selection and the shifts we made in the portfolio's regional allocations, which represented some of our most important portfolio changes in a number of years. After several years of finding the fastest growing companies predominately in Europe, we started to see a dramatic shift in the first quarter of 1999. At the same time that earnings estimates in Europe began to fall, estimates for companies and economies in Asia started to accelerate. Although we are not a "macro"-oriented fund, our "micro"-oriented investment philosophy has led us to make substantial portfolio changes several times over the years. We believe the events of the first quarter presented us with another such case. As a consequence, we reduced our European weighting from approximately 75% to just over 40% and increased our exposure to Asian markets from less than 17% to about 40%.

    The turnaround in the Asian economies has been much quicker and much more dramatic than we had forecast. We now believe the recovery is firmly entrenched and should continue for some time. As we see the Asian economies begin to rebound, we have found a number of exciting new companies to purchase that fit our criteria -- rapid growth and the ability to exceed investors' expectations -- in sectors such as technology, telephony, real estate, and financial services.

    Also for the first time in several years, the fund has a large weighting in Japan, where we believe the economy and the environment for shares have also improved. Much has been written about banking reform and corporate restructuring in Japan, and we are focusing on companies that will be direct beneficiaries of these types of reforms. For example, software companies such as Fujitsu Support & Service, Inc. have shown strong growth as Japanese companies strive to become more efficient and profitable. Another important theme in Japan is a rapidly increasing emphasis on technology by Japanese businesses and consumers. Japanese spending on technology has lagged far behind that of the U.S. and Europe, but this is now changing. Among our holdings at the end of June was Hikari Tsushin, Inc., a company that is helping small and medium-sized Japanese firms become established on the Internet. Softbank Corporation, which represented our largest holding as of June 30, 1999, has made numerous investments in Internet-related businesses in Japan. In many cases, Softbank is using the U.S. Internet experience as a model for the development of the Japanese version of the Internet.

    Turning to Europe, we have maintained most of our weightings in the highest quality growth companies that were in our portfolio, while reducing our exposure to companies with earnings growth that was highly dependent on a strong European economic recovery. Companies that we have highlighted in the past -- such as COLT Telecom Group PLC and Vodaphone AirTouch PLC -- continue to be holdings in our portfolio and have continued their excellent records of strong growth.

    Looking forward, we do have some concerns about the rapidity of the Asian recovery and would not be surprised to see a slight correction during the second half of 1999. However, we are strongly convinced that the turnaround in Asia is well entrenched, and we anticipate continued strong performance from these economies and -- ultimately -- from these stock markets.

Sincerely,

William R Anderson
William R. Andersen
Portfolio Manager
August 25, 1999

                       DRIEHAUS INTERNATIONAL GROWTH FUND
                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                 DRIEHAUS INTERNATIONAL        MSCI             LIPPER
                                                      GROWTH FUND              EAFE          INTERNATIONAL
                                                         (DIGF)               INDEX           FUND INDEX
                                                 ----------------------       -----          -------------
  One Year ended 6/30/99                                 -3.92%                7.62%             4.00%
  Three Years ended 6/30/99                              13.07%                8.81%            10.80%
  Five Years ended 6/30/99                               17.94%                8.21%            10.10%
  Since Inception (7/1/90 -- 6/30/99)                    16.28%                6.98%             8.47%

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                                                                                          LIPPER INTERNATIONAL
                                                          DIGF                   MSCI EAFE INDEX               FUND INDEX
                                                          ----                   ---------------          --------------------
Jun 1990                                               100,000.00                   100,000.00                 100,000.00
                                                        86,601.00                    78,801.40                  81,728.90
                                                        89,754.80                    87,098.90                  85,404.70
                                                       102,746.00                    93,573.00                  91,999.00
Jun 1991                                               105,643.00                    88,467.00                  89,596.00
                                                       105,258.00                    96,051.00                  95,356.00
                                                       109,228.00                    97,661.00                  96,654.00
                                                       117,111.00                    86,071.00                  94,687.00
Jun 1992                                               126,030.00                    87,891.00                  98,946.00
                                                       118,282.00                    89,216.00                  93,676.00
                                                       118,606.00                    85,773.00                  92,514.00
                                                       135,240.00                    96,054.00                 100,444.00
Jun 1993                                               142,834.00                   105,716.00                 105,962.00
                                                       163,373.00                   112,727.00                 116,121.00
                                                       206,030.00                   113,701.00                 128,763.00
                                                       175,484.00                   117,676.00                 127,382.00
Jun 1994                                               170,382.00                   123,688.00                 128,499.00
                                                       190,949.00                   123,808.00                 133,501.00
                                                       177,981.00                   122,545.00                 127,815.00
                                                       169,343.00                   124,827.00                 124,638.00
Jun 1995                                               186,111.00                   125,734.00                 130,987.00
                                                       207,588.00                   130,976.00                 138,125.00
                                                       210,166.00                   136,279.00                 140,625.00
                                                       239,371.00                   140,217.00                 146,824.00
Jun 1996                                               268,940.00                   142,436.00                 152,817.00
                                                       253,440.00                   142,257.00                 152,934.00
                                                       261,596.00                   144,520.00                 160,915.00
                                                       270,985.00                   142,257.00                 164,901.00
Jun 1997                                               307,522.00                   160,718.00                 183,358.00
                                                       320,208.00                   159,586.00                 186,871.00
                                                       299,239.00                   147,090.00                 172,578.00
                                                       368,797.00                   168,726.00                 198,181.00
Jun 1998                                               404,569.00                   170,518.00                 199,863.00
                                                       327,062.00                   146,280.00                 168,329.00
                                                       344,570.00                   176,503.00                 194,428.00
                                                       353,222.00                   178,958.00                 196,919.00
Jun 1999                                               388,723.00                   183,506.00                 207,850.00

    The Driehaus International Growth Fund (the "Fund" or "DIGF") performance data shown above includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership was established on July 1, 1990 and the Fund succeeded to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect the expenses of the Fund.

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The graph compares the results of a $100,000 investment in the Fund, since July 1, 1990, (the date of the Partnership's inception), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International (MSCI) EAFE Index with dividends reinvested and the Lipper International Fund Index with dividends reinvested for the same period.

    The EAFE Index (MSCI Europe, Australia and Far East Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International.

    The Lipper International Fund Index is an equally weighted managed index of the 30 largest qualifying international funds that invest in securities with primary trading markets outside of the United States. Data is in U.S. dollars.
Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 98.8%
----------------------------------------------------------
EUROPE -- 42.0%
  UNITED KINGDOM -- 11.7%
    British Telecommunications
      PLC.......................    102,645   $  1,719,916
    COLT Telecom Group
      PLC -- ADR**..............     36,162      3,123,493
    Energis PLC**...............    207,255      4,942,880
    Granada Group PLC...........     80,730      1,497,778
    Kingfisher PLC..............     82,135        945,121
    Logica PLC..................    212,655      2,229,120
    Orange PLC**................    175,135      2,567,391
    Psion PLC...................    165,585      2,140,282
    TeleWest Communications
      PLC**.....................  1,310,024      5,874,862
    Vodafone AirTouch PLC --
      ADR.......................     24,106      4,748,882
                                              ------------
                                                29,789,725
                                              ------------
  FRANCE -- 8.0%
    Business Objects SA --
      ADR**.....................     47,859      1,746,853
    Equant NV**.................     31,895      2,940,571
    Equant NV -- ADR**..........     30,322      2,854,058
    Sidel SA....................     44,575      5,419,718
    Societe Television Francaise
      SA........................     18,468      4,304,274
    Vivendi SA..................     41,148      3,333,239
                                              ------------
                                                20,598,713
                                              ------------
  GERMANY -- 7.5%
    Consors Discount Broker
      AG**......................     31,087      2,372,368
    Edel Music AG**.............     24,570      1,849,693
    EM TV & Merchandising AG....      2,220      3,228,075
    Intershop Communications
      AG**......................      9,610      2,309,143
    Kamps AG....................     64,419      2,590,897
    Mannesmann AG...............     37,649      5,629,801
    MobilCom AG.................     14,255      1,308,365
                                              ------------
                                                19,288,342
                                              ------------
  ITALY -- 6.0%
    Arnoldo Mondadori Editore
      SpA.......................    223,520      3,872,552
    Autogrill SpA...............     85,880        884,767
    BIPOP SpA...................    114,455      4,904,304
    Mediaset SpA................    370,195      3,290,860
    Seat Pagine Gialle SpA......  1,825,800      2,494,828
                                              ------------
                                                15,447,311
                                              ------------

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
  SWEDEN -- 2.6%
    Hennes & Mauritz AB -- B....    267,560   $  6,608,953
                                              ------------
  NETHERLANDS -- 2.3%
    Libertel NV**...............     45,780        897,018
    United Pan-Europe
      Communications NV**.......     92,039      4,992,628
                                              ------------
                                                 5,889,646
                                              ------------
  FINLAND -- 2.1%
    Nokia Corp. -- ADR..........     57,142      5,232,064
    Raisio Group PLC............     11,280        104,694
                                              ------------
                                                 5,336,758
                                              ------------
  TURKEY -- 1.8%
    Yapi Ve Kredi Bankasi AS.... 317,338,818     4,587,053
                                              ------------
  RUSSIA 0.0%
    Novosibirsk Telephone**.....      4,000         16,000
                                              ------------
    Total Europe................               107,562,501
                                              ------------
FAR EAST -- 40.6%
  JAPAN -- 16.8%
    Fancl Corp. ................     17,000      3,089,986
    Fast Retailing Co., Ltd. ...     14,600      1,568,126
    Fuji Television Network,
      Inc. .....................        560      3,025,873
    Fujitsu Support & Service,
      Inc. .....................     21,700      3,284,506
    Hikari Tsushin, Inc. .......     12,200      3,769,782
    Hirose Electric Co.,
      Ltd. .....................     24,400      2,532,004
    Jafco Co., Ltd. ............     21,600      1,427,672
    Matsushita Communication
      Industrial Co., Ltd. .....     52,000      3,716,245
    Murata Manufacturing Co.,
      Ltd. .....................     52,000      3,419,804
    Nichii Gakkan Co. ..........     12,700      1,385,041
    NTT Mobile Communications
      Network, Inc. ............        315      4,268,146
    Obic Co., Ltd. .............      1,000        273,472
    Ryohin Keikaku Co., Ltd. ...     11,700      2,943,459
    Softbank Corp. .............     35,400      7,168,552
    Tokyo Seimitsu Co., Ltd. ...     17,100      1,089,270
                                              ------------
                                                42,961,938
                                              ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
  SOUTH KOREA -- 6.1%
    Housing & Commercial Bank
      144A -- GDR+..............     96,935   $  3,014,678
    Kookmin Bank 144A -- GDR+...    155,965      3,197,282
    Korea Telecom Corp.  --
      ADR**.....................     11,636        465,440
    Samsung Electronics ........     34,300      3,763,488
    SK Telecom Co., Ltd. --
      ADR ......................    303,171      5,153,907
                                              ------------
                                                15,594,795
                                              ------------
THAILAND -- 4.9%
    Advanced Info Service Public
      Co., Ltd. (Foreign)**.....    413,500      5,606,950
    Bangkok Bank Public Co.,
      Ltd. (Foreign)**..........    694,900      2,600,654
    Krung Thai Bank Public Co.,
      Ltd. (Foreign)**..........  3,606,625      2,396,339
    Siam Commercial Bank (Pref.)
      (Foreign)**...............    560,000        797,312
    Telecom Asia Corp. Public
      Co. Ltd. (Foreign)**......  1,196,000      1,208,199
                                              ------------
                                                12,609,454
                                              ------------
  SINGAPORE -- 4.9%
    City Developments, Ltd. ....    660,610      4,229,531
    Datacraft Asia, Ltd. .......    610,000      2,659,600
    Natsteel Electronics,
      Ltd. .....................    347,800      1,521,971
    Singapore Press Holdings,
      Ltd. .....................    234,000      3,985,973
                                              ------------
                                                12,397,075
                                              ------------
  HONG KONG -- 4.5%
    China Shipping Development
      Co, Ltd.**................  5,534,000      1,276,757
    China Telecom, Ltd.**.......  1,750,000      4,860,729
    Cosco Pacific, Ltd. ........  1,571,000      1,306,026
    Television Broadcasts,
      Ltd.......................    106,000        497,306
    Wharf Holdings, Ltd. .......  1,062,000      3,312,501
    Yizheng Chemical Fibre Co.,
      Ltd.**....................    534,000        139,374
                                              ------------
                                                11,392,693
                                              ------------
  PHILIPPINES -- 1.9%
    Belle Corp.**............... 11,914,500      1,268,205
    Benpres Holdings Corp.**....  4,655,700      1,101,250
    Metropolitan Bank & Trust
      Co. ......................    255,645      2,553,168
                                              ------------
                                                 4,922,623
                                              ------------
  INDONESIA -- 1.0%
    PT Telekomunikasi
      Indonesia -- ADR..........    203,866      2,535,586
                                              ------------

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
  TAIWAN -- 0.5%
    Synnex Technology
      International
      Corp. -- GDR..............     55,375   $  1,251,475
                                              ------------
  AUSTRALIA -- 0.0%
    AAPT, Ltd.**................     39,260        122,139
                                              ------------
  INDIA -- 0.0%
    Infosys Technologies,
      Ltd.......................      1,200        100,360
                                              ------------
    Total Far East..............               103,888,138
                                              ------------
NORTH AMERICA -- 9.1%
  MEXICO -- 5.5%
    Carso Global Telecom**......    602,705      3,808,496
    Cifra SA de CV -- V**.......  1,191,100      2,284,445
    Corporacion Interamericana
      de Entretenimiento SA --
      B**.......................         77            250
    Fomento Economico Mexicano
      SA de CV -- ADR...........     61,347      2,446,212
    Grupo Televisa
      SA -- GDR**...............    124,072      5,559,976
                                              ------------
                                                14,099,379
                                              ------------
  UNITED STATES -- 2.8%
    Amdocs, Ltd.**..............     65,967      1,500,749
    Global Telesystems Group,
      Inc.**....................     69,288      5,612,328
                                              ------------
                                                 7,113,077
                                              ------------
  CANADA -- 0.8%
    Canadian Hunter Exploration,
      Ltd.**....................    135,820      2,032,643
                                              ------------
    Total North America.........                23,245,099
                                              ------------
SOUTH AMERICA -- 4.5%
  BRAZIL -- 4.5%
    Companhia Vale do Rio Doce
      (Pref.) -- A..............    113,839      2,260,150
    Embratel Participacoes SA --
      ADR.......................     82,668      1,147,018
    Tele Sudeste Celular
      Participacoes SA -- ADR...     71,520      2,074,080
    Telecommunicacoes
      Brasileiras SA (Pref.) --
      ADR.......................     23,305      2,101,820
    Telecommunicacoes de Sao
      Paulo SA (Pref.)..........  7,300,465        866,774
    Telesp Celular
      Participacoes -- ADR......    110,248      2,949,134
                                              ------------
                                                11,398,976
                                              ------------
    Total South America.........                11,398,976
                                              ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
MIDDLE EAST -- 1.5%
  ISRAEL -- 1.5%
    Backweb Technologies,
      Ltd.**....................     15,022   $    411,227
    Check Point Software
      Technologies, Ltd.**......     62,907      3,373,388
                                              ------------
                                                 3,784,615
                                              ------------
    Total Middle East...........                 3,784,615
                                              ------------
AFRICA -- 1.1%
  SOUTH AFRICA -- 1.1%
    Liberty International
      PLC**.....................     37,103        245,639
    Liberty Life Association Of
      Africa, Ltd...............     79,585      1,019,489
    Standard Bank Investment
      Corp., Ltd................    508,315      1,680,535
                                              ------------
                                                 2,945,663
                                              ------------
    Total South Africa..........                 2,945,663
                                              ------------
    Total Equity Securities
      (Cost $198,136,211).......               252,824,992
                                              ------------
WARRANTS -- 0.1%
----------------------------------------------------------
  THAILAND -- 0.1%
    Siam Commercial Bank --
      Warrants (Foreign)**......    560,000   $    360,689
                                              ------------
    Total Warrants (Cost $0)....                   360,689
                                              ------------
----------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $198,136,211)...............      98.9%    253,185,681
  Other Assets in Excess of
    Liabilities.................       1.1%      2,756,500
                                 ----------   ------------
Net Assets......................     100.0%   $255,942,181
==========================================================
  The federal income tax basis and unrealized appreciation
  (depreciation) for all securities is as follows:

Basis....................................  $198,136,211
                                           ============
Gross Appreciation.......................  $ 58,882,806
Gross Depreciation.......................    (3,833,336)
                                           ------------
    Net Appreciation.....................  $ 55,049,470
                                           ============

** Non-income producing security
+  Restricted Security (Note E).

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banking................................     10.1%
Beverages..............................      1.0%
Broadcast & Publishing Services........     11.4%
Business & Publishing Services.........      1.0%
Chemicals..............................      0.1%
Consumer Services / Multi-Industry.....      1.1%
Cosmetics..............................      1.2%
Electrical & Electronics...............      1.5%
Electronic Components..................      5.1%
Electronic Systems / Devices...........      5.0%
Finance / Multi-Industry...............      0.4%
Financial Services.....................      0.6%
Industrial Services....................      1.3%
Information Technology.................      0.6%
Insurance..............................      0.4%
Investments............................      0.9%
Leisure & Tourism......................      0.5%
Machinery & Engineering................      4.3%

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Merchandising..........................      4.5%
Metals -- Nonferrous...................      0.9%
Oil....................................      0.8%
Other Computers........................      0.1%
Real Estate............................      3.0%
Retailing -- Foods.....................      1.4%
Retailing -- Goods.....................      2.0%
Software...............................      2.2%
Software & EDP Services................      4.2%
Technology / Multi-Industry............      0.2%
Telecommunications.....................     24.5%
Telephone Utilities....................      5.5%
Textiles & Apparel.....................      2.6%
Transportation -- Shipping.............      0.5%
Other Assets In Excess Of
  Liabilities..........................      1.1%
                                           ------
TOTAL..................................    100.0%
                                           ======

      Notes to Financial Statements are an integral part of this Schedule

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $198,136,211)........    $253,185,681
    Foreign currency (Cost $456,678)........................         456,557
    Cash....................................................       6,271,022
    Receivables:
         Dividends..........................................         571,340
         Interest...........................................           3,299
         Investment securities sold.........................       3,727,998
         Fund shares sold...................................         775,398
    Prepaid expenses........................................          29,972
    Deferred organizational costs...........................          57,193
                                                                ------------
----------------------------------------------------------------------------
             TOTAL ASSETS...................................     265,078,460
                                                                ------------
----------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased....................       8,464,551
         Fund shares redeemed...............................         271,550
         Due to affiliates..................................         304,741
         Net unrealized depreciation on unsettled foreign
          currency
           forward contracts from transaction hedges........           5,000
    Accrued expenses........................................          90,437
                                                                ------------
----------------------------------------------------------------------------
             TOTAL LIABILITIES..............................       9,136,279
                                                                ------------
----------------------------------------------------------------------------
NET ASSETS..................................................    $255,942,181
                                                                ============
SHARES OUTSTANDING..........................................      19,638,220
                                                                ============
NET ASSET VALUE PER SHARE...................................    $      13.03
                                                                ============
============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 1999:
    Paid-in capital.........................................    $199,244,264
    Undistributed net investment loss.......................        (414,967)
    Undistributed net realized gain.........................       3,307,695
    Undistributed net realized foreign exchange loss........      (1,197,121)
    Unrealized foreign exchange loss........................         (47,160)
    Unrealized appreciation on investments..................      55,049,470
                                                                ------------
             NET ASSETS.....................................    $255,942,181
                                                                ============
============================================================================

      Notes to Financial Statements are an integral part of this Statement

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            STATEMENT OF OPERATIONS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $109,003).........................................      $ 1,606,801
         Interest...........................................          124,199
                                                                  -----------
-------------------------------------------------------------------------------
           Total income.....................................        1,731,000
                                                                  -----------
-------------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................        1,747,731
         Administration fee.................................          139,576
         Professional fees..................................           59,950
         Federal and state registration fees................           10,316
         Custodian fee......................................          108,942
         Transfer agent fees................................           21,762
         Trustees' fees.....................................            9,867
         Amortization of organization costs.................           12,581
         Miscellaneous......................................           35,242
                                                                  -----------
-------------------------------------------------------------------------------
           Total expenses...................................        2,145,967
                                                                  -----------
-------------------------------------------------------------------------------
             Net investment loss............................         (414,967)
                                                                  -----------
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from security transactions............       11,951,667
    Net realized foreign exchange loss......................       (1,197,121)
    Net change in unrealized foreign exchange loss..........          (26,210)
    Change in unrealized appreciation of investments........       19,259,029
                                                                  -----------
-------------------------------------------------------------------------------
             Net gain on investments........................       29,987,365
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $29,572,398
                                                                  ===========
===============================================================================

      Notes to Financial Statements are an integral part of this Statement

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the six month period
                                                         January 1, 1999        For the four month period
                                                             through                September 1, 1998        For the year
                                                           June 30,1999                  through                 ended
                                                           (unaudited)              December 31, 1998       August 31, 1998
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
        Net investment loss........................        $   (414,967)              $ (1,002,935)          $ (1,202,312)
        Net realized and unrealized gain (loss) on
          investments..............................          29,987,365                 (5,124,573)            30,640,370
                                                           ------------               ------------           ------------
---------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
              resulting from operations............          29,572,398                 (6,127,508)            29,438,058
                                                           ------------               ------------           ------------
---------------------------------------------------------------------------------------------------------------------------
    Distributions to shareholders:
        Net investment income......................                  --                         --                     --
        Capital gains..............................                  --                 (9,922,354)           (18,667,191)
                                                           ------------               ------------           ------------
            Total distributions to shareholders....                  --                 (9,922,354)           (18,667,191)
                                                           ------------               ------------           ------------
---------------------------------------------------------------------------------------------------------------------------
    Capital share transactions:
        Proceeds from shares sold..................          84,115,273                 58,317,866             86,666,536
        Reinvestment of distributions..............                  --                  9,838,003             18,666,482
        Cost of shares redeemed....................         (81,576,704)               (57,363,037)           (67,560,735)
                                                           ------------               ------------           ------------
            Net increase in net assets derived from
              capital share transactions...........           2,538,569                 10,792,832             37,772,283
                                                           ------------               ------------           ------------
            Total increase (decrease) in net
              assets...............................          32,110,967                 (5,257,030)            48,543,150
                                                           ------------               ------------           ------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
    Beginning of period............................        $223,831,214               $229,088,244           $180,545,094
                                                           ------------               ------------           ------------
    End of period..................................        $255,942,181               $223,831,214           $229,088,244
                                                           ============               ============           ============
===========================================================================================================================
    Capital share transactions are as follows:
        Shares issued..............................           6,936,228                  5,245,917              6,694,016
        Shares reinvested..........................                  --                    909,243              1,840,876
        Shares redeemed............................          (6,683,220)                (5,254,104)            (5,222,930)
                                                           ------------               ------------           ------------
            Net increase from capital share
              transactions.........................             253,008                    901,056              3,311,962
                                                           ============               ============           ============
===========================================================================================================================

      Notes to Financial Statements are an integral part of this Statement

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                 For the period
                                         For the six                                                from the
                                        month period        For the four                          commencement
                                       January 1, 1999      month period                         of operations
                                           through       September 1, 1998     For the year     October 28, 1996
                                        June 30, 1999         through              ended            through
                                         (unaudited)     December 31, 1998    August 31, 1998   August 31, 1997
----------------------------------------------------------------------------------------------------------------
Net Asset value, beginning of
  period............................     $  11.55            $  12.39           $  11.90           $  10.00
                                         --------            --------           --------           --------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment loss...............        (0.02)              (0.04)             (0.07)             (0.05)
  Net gains (losses) on investments
    (both realized and
    unrealized).....................         1.50               (0.25)              1.77               1.95
                                         --------            --------           --------           --------
         Total income (loss) from
           investment operations....         1.48               (0.29)              1.70               1.90
                                         --------            --------           --------           --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income..........................           --                  --                 --                 --
  Distributions from capital
    gains...........................           --               (0.55)             (1.21)                --
                                         --------            --------           --------           --------
         Total distributions........           --               (0.55)             (1.21)                --
                                         --------            --------           --------           --------
Net asset value, end of period......     $  13.03            $  11.55           $  12.39           $  11.90
                                         ========            ========           ========           ========
         Total Return...............        12.81%**            (2.04)%**          16.50%             19.00%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's)..........................     $255,942            $223,831           $229,088           $180,545
  Ratio of expenses to average net
    assets..........................         1.84%*              2.00%*             1.88%              2.11%*+
  Ratio of net investment loss to
    average net assets..............        (0.36)%*            (1.46)%*           (0.54)%            (0.67)%*+
  Portfolio turnover................       150.01%**           116.28%**          219.78%            380.02%**
  Annualized portfolio turnover.....       302.51%             347.89%            219.78%            450.35%

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

+ Such ratios are after transfer agent waivers. PFPC Inc., the transfer agent, waived a portion of its fee for the first ten months of the Funds operations.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
       DRIEHAUS INTERNATIONAL DISCOVERY FUND - PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    We're pleased to have the opportunity to share with you this report on the performance of the Driehaus International Discovery Fund during its first six months of activity. The fund was opened with the primary objective of achieving capital appreciation by investing in international stocks with a market capitalization of less than $1 billion. From the fund's inception through June 30, 1999, the Driehaus International Discovery Fund returned 42.00%. This compares with a return of 3.97% for the Morgan Stanley Capital International Europe, Australia, Far East Index and 17.80% for the Lipper International Small Cap Fund Index for the first six months of 1999.

    At the beginning of the year, the fund was heavily weighted in Europe to take advantage of the strength in the European markets. During the first quarter, however, we shifted the majority of our investments into Southeast Asian markets -- specifically South Korea, Thailand, Singapore, and the Philippines -- as well as Japan, based on data showing economic acceleration and improving conditions there. The fund's performance during the first half of 1999 was largely the result of the foresight of that decision.

    Within Asia, we believe some of the best opportunities exist in economically sensitive, consumer-oriented stocks, and we have weighted the portfolio accordingly. In Japan particularly, where banking reform and a growing appetite for corporate restructuring signal economic recovery, we have taken advantage of the rebound in consumer spending and invested in several companies with excellent growth prospects and better-than-expected earnings reports. These included:

- Don Quijote Co., Ltd., the fund's largest holding as of June 30, 1999, operates a chain of discount convenience stores that stay open late at night. These stores sell electronics, groceries, watches, and a wide assortment of consumer products. We expect the company's consolidated sales growth of 85% to be sustained as the company continues to open new stores.

- Ryohin Keikaku Co., Ltd., a clothing retailer, is benefiting from young Japanese consumers' increased demand for lower-priced, trendy fashions. In addition to an Internet-based mail order service, the company is currently developing a chain of retail outlets in the country's railroad stations and planning the opening of large-scale stores in Japan as well as overseas outlets.

- Drake Beam Morin - Japan, Inc. provides outplacement services to individuals affected by the recent wave of restructurings in Japan. With a 30% market share, Drake has strong projected sales through 2001.

    We have also invested heavily in technology, holding stocks such as Datacraft Asia Limited (Singapore), Korea Data System and Trigem Computer, Inc. (South Korea). These companies benefit from a boom in retail demand for personal computers and the dramatic growth of the Internet across Asia. Substantial potential for future growth exists, as technology investment in Japan has a long way to go to catch up with U.S. and European spending levels. Another investment theme during the first half of 1999 involved natural resources. The rebound in commodity prices has had a major impact on the economies of Latin America and the emerging markets, where we believe many stocks are currently undervalued. Investments in resource-related stocks such as Tubos de Acero de Mexico SA and Tatneft in Russia enabled the fund to participate in the recovery of these markets.

    Although we made the substantial shift into Southeast Asian and Japanese markets during the first quarter, approximately 25% of the fund remained invested in Western Europe, where computer and related services companies have shown strong growth in terms of price appreciation and earnings. Given this, the fund has focused on plays in European software, technology, and semiconductor stocks. At the same time, we continued to watch developments in Eastern European markets, which had provided a safe haven during last year's crisis in Asia and Latin America. This year, however, lower growth projections for Eastern European trading partners across the rest of Europe began to hurt these export-driven economies. Among the stocks we sold was ComputerLand SA of Poland, based on lower-than-expected earnings and loss of market share.

    In our view, the recovery in Southeast Asia, Japan, and the emerging markets seems quite solid, and we intend to maintain our exposure to these regions. Brighter economic prospects in Europe look set to provide an interesting opportunity, and we plan to shift some assets back to European markets. We thank you for your support during the fund's first six months, and we look forward to reporting to you again at the end of the year.

Sincerely,


Emery R. Brewer                                  LOGO
Emery R. Brewer                                  Lynette Schroeder
Portfolio Manager                                Portfolio Manager
August 25, 1999                                  August 25, 1999

                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                                  TOTAL RETURN
--------------------------------------------------------------------------------

                                               DRIEHAUS INTERNATIONAL                 LIPPER INTERNATIONAL
                                                     DISCOVERY           MSCI EAFE         SMALL CAP
                                                    FUND (DIDF)            INDEX           FUND INDEX
                                               ----------------------    ---------    --------------------
  For the Period 12/31/98 (since inception)
  through 6/30/99                                      42.00%               3.97%            17.80%

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                                          DIDF                   MSCI EAFE INDEX                 LIPPER
                                                          ----                   ---------------           INTERNATIONAL SMALL
                                                                                                             CAP FUNDS INDEX
                                                                                                           -------------------
Dec 1998                                                10,000.00                    10,000.00                  10,000.00
Mar 1999                                                10,880.00                    10,139.00                  10,375.00
Jun 1999                                                14,200.00                    10,397.00                  11,780.00

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

    The graph compares the results of a $10,000 investment in the Fund, since December 31, 1998, (the date of the Fund's commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International (MSCI) EAFE Index with dividends reinvested and the Lipper International Small Cap Fund Index with reinvested dividends for the same period.

    The EAFE Index (MSCI Europe, Australia and Far East Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International.

    The Lipper International Small Cap Fund Index is an equally weighted managed index of the 10 largest qualifying funds that invest in at least 65% of assets in equity securities of non-United States companies with a market capitalization of less than $1 billion at time of purchase. Data is in U.S. dollars. Source:
Lipper Analytical Services.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                     Number       Market
                                       of         Value
                                     Shares      (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 94.2%
----------------------------------------------------------
FAR EAST -- 54.0%
  JAPAN -- 20.5%
    Aruze Corp....................      1,000   $   98,318
    Aucnet, Inc...................      1,800      113,024
    Avex, Inc.....................      1,000      156,152
    Bellsystem 24, Inc............        300      122,567
    Don Quijote Co., Ltd..........      1,100      276,736
    Drake Beam Morin-Japan,
      Inc.........................      1,000       85,099
    Fast Retailing Co., Ltd.......      2,100      225,552
    Hikari Tsushin, Inc...........        400      123,599
    KDD Corp......................      1,100       78,976
    Mycal Card, Inc...............      2,200       99,970
    Round One Corp................         25      175,361
    Ryohin Keikaku Co., Ltd.......        600      150,947
    Toyo Information Systems Co.,
      Ltd.........................      2,000       65,765
    Zuken, Inc....................      4,000       87,742
                                                ----------
                                                 1,859,808
                                                ----------
  AUSTRALIA -- 7.4%
    AAPT, Ltd.**..................     33,500      104,219
    Computershare, Ltd............     13,000      153,418
    MYOB, Ltd**...................     74,074       98,062
    Pacifica Group, Ltd...........     19,000       77,974
    Powertel, Ltd.**..............     45,000       53,913
    Solution 6 Holdings, Ltd.**...     45,000      104,253
    Strathfield Group, Ltd........     22,100       38,034
    Travel. Com. Au, Ltd.**.......     47,000       42,932
                                                ----------
                                                   672,805
                                                ----------
  SINGAPORE -- 7.0%
    Datacraft Asia, Ltd...........     43,000      187,480
    GES International, Ltd........    175,000      189,137
    Pacific Internet, Ltd.**......      1,070       50,691
    Singapore Bus Services,
      Ltd.........................     50,000       79,884
    Star Cruises PLC..............     27,000      120,420
                                                ----------
                                                   627,612
                                                ----------
  HONG KONG -- 6.2%
    City Telecom, Ltd.............    206,000       64,386
    Dah Sing Financial Group......     23,600       89,885
    Giordano International,
      Ltd.........................    200,000      141,778
    Quality Healthcare Asia,
      Ltd.**......................    530,000      103,150
    Shun Tak Holdings, Ltd........      3,428          917
    Yizheng Chemical Fibre Co.,
      Ltd.**......................    600,000      156,600
                                                ----------
                                                   556,716
                                                ----------

----------------------------------------------------------
                                     Number       Market
                                       of         Value
                                     Shares      (Note A)
  THAILAND -- 5.1%
    Regional Container Line Public
      Co., Ltd.**.................     42,000   $   68,341
    Seamico Securities Public Co.,
      Ltd.........................     50,000      150,513
    Siam Commercial Bank (Pref.)
      (Foreign)**.................    114,300      162,737
    United Communication Industry
      Public Co., Ltd.**..........     75,000       83,901
                                                ----------
                                                   465,492
                                                ----------
  PHILIPPINES -- 3.9%
    Belle Corp.**.................    830,000       88,347
    Benpres Holdings Corp.**......    320,000       75,692
    Equitable Banking Corp........     45,425      118,192
    SPI Technologies, Inc.........    150,000       72,933
                                                ----------
                                                   355,164
                                                ----------
  SOUTH KOREA -- 3.0%
    Korea Data System.............      2,500       73,004
    Lotte Confectionery Co........        670      105,930
    Trigem Computer, Inc..........      2,300       89,420
                                                ----------
                                                   268,354
                                                ----------
  MALAYSIA -- 0.9%
    Genting Berhad................     21,000       80,132
                                                ----------
                                                    80,132
                                                ----------
    Total Far East................               4,886,083
                                                ----------
EUROPE -- 25.2%
  GERMANY -- 4.5%
    Kamps AG......................      3,900      156,856
    PrimaCom AG**.................      3,000      137,674
    SER Systeme AG................      1,998      116,417
                                                ----------
                                                   410,947
                                                ----------
  FINLAND -- 4.1%
    JOT Automation Group Oyj......      4,320      175,084
    Teleste Oyj**.................     10,000       90,752
    Tieto Oyj -- B................      2,615      108,949
                                                ----------
                                                   374,785
                                                ----------
  FRANCE -- 3.3%
    Beneteau......................        620      116,368
    GFI Informatique..............      1,200       79,078
    Infogrames Entertainment
      SA**........................      1,535       98,937
                                                ----------
                                                   294,383
                                                ----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                     Number       Market
                                       of         Value
                                     Shares      (Note A)
----------------------------------------------------------
  SWITZERLAND -- 2.3%
    Also Holdings.................        162   $   87,430
    Kudelski SA**.................         34      121,383
                                                ----------
                                                   208,813
                                                ----------
  UNITED KINGDOM -- 2.0%
    Psion PLC.....................      8,725      112,776
    Trafficmaster PLC**...........     10,400       71,557
                                                ----------
                                                   184,333
                                                ----------
  GREECE -- 1.7%
    Athens Medical Care SA........      3,840       95,723
    Interamerican SA..............        340        7,607
    Intrasoft SA..................      1,870       50,386
                                                ----------
                                                   153,716
                                                ----------
  ITALY -- 1.6%
    Class Editori SpA.............     18,200      145,460
                                                ----------
  POLAND -- 1.6%
    Elektrim Spolka Akcyjna SA....     10,000      141,460
                                                ----------
  HUNGARY -- 1.6%
    Gedeon Richter -- GDR.........      1,950       84,692
    Synergon Information
      Systems**...................      4,840       56,030
                                                ----------
                                                   140,722
                                                ----------
  SWEDEN -- 1.1%
    Framtidsfabriken AB**.........      5,000       98,803
                                                ----------
  RUSSIA -- 0.7%
    Tatneft -- ADR................     17,000       63,750
                                                ----------
  BELGIUM -- 0.7%
    Real Software.................        525       61,397
    Real Software -- VVPR
      Strips**....................        125            5
                                                ----------
                                                    61,402
                                                ----------
    Total Europe..................               2,278,574
                                                ----------
NORTH AMERICA -- 7.4%
  MEXICO -- 3.9%
    Biper SA -- B**...............    600,000      114,314
    Controladora Comercial
      Mexicana SA de CV...........     82,000       86,099
    Corporacion Interamericana de
      Entretenimiento SA**........     23,000       74,616
    Tubos de Acero de Mexico SA --
      ADR.........................      7,500       81,563
                                                ----------
                                                   356,592
                                                ----------

----------------------------------------------------------
                                     Number       Market
                                       of         Value
                                     Shares      (Note A)
  UNITED STATES -- 3.5%
    Star Media Network, Inc.**....      1,800   $  115,425
    Viatel, Inc.**................      3,640      204,295
                                                ----------
                                                   319,720
                                                ----------
    Total North America...........                 676,312
                                                ----------
SOUTH AMERICA -- 3.9%
  BRAZIL -- 3.9%
    Gerdau Metalurgica SA
      (Pref.).....................  3,000,000       89,681
    Globex Utilidades SA
      (Pref.).....................        500        2,609
    Industrias Klabin de Papel e
      Celulose SA**...............    300,000      150,596
    Tele Centro Oeste Celular
      Participacoes SA -- ADR.....     16,000       63,000
    Telemig Celular Participacoes
      SA -- ADR...................      1,800       44,325
                                                ----------
                                                   350,211
                                                ----------
    Total South America...........                 350,211
                                                ----------
MIDDLE EAST -- 2.7%
  ISRAEL -- 2.7%
    BackWeb Technologies,
      Ltd.**......................      4,334      118,643
    Sapiens International Corp.
      NV**........................      5,300       52,669
    TTI Team Telecom
      International, Ltd.**.......      7,500       75,000
                                                ----------
                                                   246,312
                                                ----------
    Total Middle East.............                 246,312
                                                ----------
AFRICA -- 1.0%
  SOUTH AFRICA -- 1.0%
    Specialised Outsourcing,
      Ltd.........................     13,281       92,878
                                                ----------
    Total Africa..................                  92,878
----------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $6,063,317)...................      94.2%   $8,530,370
  Other Assets in Excess of
    Liabilities...................       5.8%      523,075
                                    ---------   ----------
Net Assets                             100.0%   $9,053,445
==========================================================
  The federal income tax basis and unrealized appreciation
  (depreciation) for all securities is as follows:

Basis......................................  $6,063,317
                                             ==========
Gross Appreciation.........................  $2,525,610
Gross Depreciation.........................     (58,557)
                                             ----------
    Net Appreciation.......................  $2,467,053
                                             ==========

** Non-income producing security.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Automotive Manufacturing...............      1.9%

Banking................................      3.1%

Broadcast & Publishing Services........      2.9%

Business & Publishing Services.........      0.7%

Chemicals..............................      1.7%

Computer Manufacturers.................      4.7%

Consumer Services/Multi-Industry.......      0.9%

Data Processing........................      1.0%

Drugs..................................      0.9%

Electrical & Electronics...............      1.6%

Electronic Components..................      3.0%

Electronic Systems/Devices.............      3.4%

Finance/Multi-Industry.................      0.8%
Financial Services.....................      4.8%

Foods & Household Products.............      1.2%

Forest Products........................      1.7%

Health Care............................      2.2%

Insurance..............................      0.1%

Laser & Color Printing.................      0.8%
Leisure................................      4.3%

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------

Leisure Products.......................      1.3%

Leisure & Tourism......................      3.2%

Machinery & Engineering................      0.9%

Merchandising..........................      5.4%

Metal Fabrication & Distribution.......      0.9%

Metals -- Steel........................      1.0%

Office/Communications Equipment........      1.0%

Oil....................................      0.7%

Retailing -- Foods.....................      2.7%

Retailing -- Goods.....................      6.4%

Software & EDP Services................     12.4%

Technology/Multi-Industry..............      3.1%

Telecommunications.....................      9.1%

Transportation/Multi-Industry..........      1.7%

Transportation Shipping................      0.8%

Utilities/Multi-Industry...............      1.9%

Other Assets In Excess Of
  Liabilities..........................      5.8%
                                           ------

TOTAL..................................    100.0%
                                           ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $6,063,317)..........    $8,530,370
    Cash....................................................       410,260
    Receivables:
         Dividends..........................................         3,502
         Interest...........................................           172
         Investment securities sold.........................       333,403
         Net unrealized appreciation on unsettled foreign
         currency forward contracts from transaction
         hedges.............................................           604
    Prepaid expenses........................................        18,650
                                                                ----------
--------------------------------------------------------------------------
             TOTAL ASSETS...................................     9,296,961
                                                                ----------
--------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased....................       212,805
         Due to affiliates..................................         6,889
    Accrued expenses........................................        23,822
                                                                ----------
--------------------------------------------------------------------------
             TOTAL LIABILITIES..............................       243,516
                                                                ----------
--------------------------------------------------------------------------
NET ASSETS..................................................    $9,053,445
                                                                ==========
SHARES OUTSTANDING..........................................       637,630
                                                                ==========
NET ASSET VALUE PER SHARE...................................    $    14.20
                                                                ==========
==========================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 1999:
    Paid-in capital.........................................    $6,380,010
    Undistributed net investment loss.......................       (32,097)
    Undistributed net realized gain.........................       256,491
    Undistributed net realized foreign exchange loss........       (17,187)
    Unrealized foreign exchange loss........................          (825)
    Unrealized appreciation on investments..................     2,467,053
                                                                ----------
             NET ASSETS.....................................    $9,053,445
                                                                ==========
==========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            STATEMENT OF OPERATIONS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
         $1,545)............................................    $   44,704
         Interest...........................................         8,785
                                                                ----------
--------------------------------------------------------------------------
           Total income.....................................        53,489
                                                                ----------
--------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................        51,755
         Administration fee.................................        57,000
         Professional fees..................................        25,016
         Federal and state registration fees................         4,874
         Custodian fee......................................        23,235
         Transfer agent fees................................        18,092
         Trustees' fees.....................................         2,891
         Miscellaneous......................................         8,684
                                                                ----------
         Total expenses before fees waived and
         reimbursements.....................................       191,547
                                                                ----------
--------------------------------------------------------------------------
         Administration fee waived..........................       (52,169)
         Transfer agent fees waived.........................       (15,600)
         Expense reimbursement from advisor.................       (38,192)
                                                                ----------
           Total expenses net of fees waived and
           reimbursements...................................        85,586
                                                                ----------
--------------------------------------------------------------------------
             Net investment loss............................       (32,097)
                                                                ----------
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from security transactions............       256,491
    Net realized foreign exchange loss......................       (17,187)
    Net change in unrealized foreign exchange loss..........          (825)
    Change in unrealized appreciation of investments........     2,467,053
                                                                ----------
--------------------------------------------------------------------------
             Net gain on investments........................     2,705,532
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $2,673,435
                                                                ==========
==========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
  Operations:
    Net investment loss.....................................      $  (32,097)
    Net realized and unrealized gain on investments.........       2,705,532
                                                                  ----------
-------------------------------------------------------------------------------
         Net increase in net assets resulting from
          operations........................................       2,673,435
                                                                  ----------
-------------------------------------------------------------------------------
  Distributions to shareholders:
    Net investment income...................................              --
    Capital gains...........................................              --
                                                                  ----------
         Total distributions to shareholders................              --
                                                                  ----------
-------------------------------------------------------------------------------
  Capital share transactions:
    Proceeds from shares sold...............................       6,380,000
    Reinvestment of distributions...........................              --
    Cost of shares redeemed.................................              --
                                                                  ----------
         Net increase in net assets derived from capital
          share transactions................................       6,380,000
                                                                  ----------
         Total increase in net assets.......................       9,053,435
                                                                  ----------
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
  Beginning of period.......................................      $       10
                                                                  ----------
  End of period.............................................      $9,053,445
                                                                  ==========
===============================================================================
Capital share transactions are as follows:
  Shares issued.............................................         637,629
  Shares reinvested.........................................              --
  Shares redeemed...........................................              --
                                                                  ----------
         Net increase from capital share transactions.......         637,629
                                                                  ==========
===============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                              FINANCIAL HIGHLIGHTS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

Net Asset value, beginning of period........................       $10.00
                                                                   ------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss.......................................        (0.05)
  Net gains (losses) on investments (both realized and
    unrealized).............................................         4.25
                                                                   ------
         Total income (loss) from investment operations.....         4.20
                                                                   ------
  LESS DISTRIBUTIONS:
  Dividends from net investment income......................           --
  Distributions from capital gains..........................           --
                                                                   ------
         Total distributions................................           --
                                                                   ------
Net asset value, end of period..............................       $14.20
                                                                   ======
         Total Return.......................................        42.00%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $9,053
  Ratio of expenses to average net assets...................         2.48%*+
  Ratio of net investment loss to average net assets........        (0.93)%*+
  Portfolio turnover........................................       144.15%**
  Annualized portfolio turnover.............................       297.26%

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

+ Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the fund's operating expense cap for the first seventeen months of its operations. For the period from December 31, 1998 (the commencement of operations) through May 31, 1999 the Fund's operating expense cap was 2.50% of average net assets. For the period June 1, 1999 through May 31, 2000 the operating expense cap has been reduced to 2.40% of average net assets.

      Notes to Financial Statements are an integral part of this schedule.

--------------------------------------------------------------------------------
        DRIEHAUS EUROPEAN OPPORTUNITY FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    We are pleased to share with you this report detailing the first six months of performance for the Driehaus European Opportunity Fund. The fund was opened with the primary objective of achieving capital appreciation by investing in European equities. From the fund's inception through June 30, 1999, the Driehaus European Opportunity Fund returned 8.30%. This compares with a return of -2.41% for the Morgan Stanley Capital International Europe Index and 0.71% for the Lipper European Fund Index for the first six months of 1999.

    Following a strong start to the year, European stock markets have been weak, largely as the result of declining economic conditions across the region. During the first six months of 1999, the price performance of growth-oriented stocks languished, while cyclical stocks and value-oriented investments stormed ahead. Despite this, we maintained the fund's objective and continued to invest in growth stocks. A number of stocks in the computer and related services areas demonstrated good earnings growth and strong price appreciation. While the demand for Internet stocks has produced many investment opportunities in the U.S., the lower penetration rate of personal computers within Europe has created a smaller number of Internet-related companies in that region. Given that, companies providing access to the Internet or software services for firms interested in starting or expanding electronic commerce ventures, or Internet-related businesses, have shown strong growth. Typical of the fund's investments in this area are the UK-based Easynet Group PLC, which provides Internet access and on-line services to British and continental web users, and FI System, a small French company that offers website creation services to businesses.

    Another important trend in the first half was the apparent trough in the semiconductor cycle, the recovery of demand for semiconductor chips, and the corresponding increase in capital expenditures by semiconductor manufacturers. The ostensible end of the downturn created a number of investment opportunities in companies such as ASM Lithography Holding NV in the Netherlands and ST Microelectronics in France, both heavily exposed to the semiconductor cycle.

    Despite the slowdown in European economic growth, advertising spending bucked the trend, driven by the introduction of new automobiles, development of new products by financial services companies, and deregulation in the telecommunications industry. To benefit from this trend, the fund held investments in NRJ SA, a French radio company, as well as Publicis SA, a French advertising company; both participated in the upswing in advertising revenues.

    From a country perspective, the fund held a relatively high weighting in French stocks based on the fact that French economic growth has not slowed to the degree experienced by other European countries. In addition, the fund had a large weighting in the UK market because the economic slowdown there was not as dramatic as anticipated. In fact, the UK has shown clear signs of economic recovery. Our smaller weighting in Italy and reduced exposure to Germany reflect the fact that these two markets have been the most heavily and negatively impacted by deteriorating economic conditions.

    During the first half, the fund sold positions in several German software and information technology services companies. The impending millennium has created a great degree of uncertainty surrounding the rates at which corporations will disburse their information technology budgets. This uncertainty has resulted in greater risk in the shares of software companies. Given the high valuation of stocks such as Cenit Systemhaus AG and PSI AG Gesellschaft, we opted to sell those stocks and reinvest the proceeds into areas that we believe offer more promise.

    Although we lack clear-cut evidence of economic recovery in Europe, indicators suggest decline has slowed and may be beginning to bottom. Current expectations are that Europe will see some economic recovery in the second half of 1999, driven largely by the strength of consumer spending and an increase in exports prompted by the weak euro. The recoveries in Asia and Latin America should also contribute to a European revival. In this environment, we anticipate that these markets should continue to perform well. Thank you for your support during the fund's first six months.

Sincerely,

Lynette Schroeder
Lynette Schroeder
Portfolio Manager
August 25, 1999

                       DRIEHAUS EUROPEAN OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------------------
                                               TOTAL RETURN
-----------------------------------------------------------------------------------------------------------
                                              DRIEHAUS EUROPEAN
                                                 OPPORTUNITY                             LIPPER EUROPEAN
                                                 FUND (DEOF)      MSCI EUROPE INDEX     REGION FUND INDEX
                                              -----------------   -----------------     -----------------
 For the Period 12/31/98 (since inception)
 through 6/30/99                                     8.30%              -2.41%                 0.71%
-----------------------------------------------------------------------------------------------------------

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                                                                                             LIPPER EUROPEAN
                                                          DEOF                  MSCI EUROPE INDEX          REGION FUNDS INDEX
                                                          ----                  -----------------          ------------------
Dec 1998                                                10,000.00                    10,000.00                  10,000.00
Mar 1999                                                10,420.00                     9,789.00                   9,908.00
Jun 1999                                                10,830.00                     9,759.00                  10,071.00

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

    The graph compares the results of a $10,000 investment in the Fund, since December 31, 1998, (the date of the Fund's commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International (MSCI) Europe Index with dividends reinvested and the Lipper European Region Fund Index with dividends reinvested for the same period.

    The MSCI Europe Index is a recognized benchmark of European stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 15 European countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International.

    The Lipper European Region Fund Index is an equally weighted managed index of the 30 largest qualifying funds that invest in equity securities with primary trading markets or operations concentrated in the European region or a single country within this region. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 96.4%
----------------------------------------------------------
EUROPE -- 93.6%
  FRANCE -- 27.9%
    ALTEN**.....................      1,400   $     87,493
    Altran Technologies SA......        281         74,185
    Beneteau....................        450         84,461
    Brice SA....................      1,800         99,311
    Coflexip SA.................      1,090         93,580
    FI System**.................      2,975        137,754
    Galeries Lafayette..........        680         89,972
    GFI Informatique............      1,200         79,078
    Infogrames Entertainment
      SA**......................      1,305         84,113
    Intercall**.................      2,400         72,519
    Louis Vuitton Moet
      Hennessy..................        315         92,225
    Neopost SA**................      3,550         82,372
    NRJ SA......................        515        115,940
    Publicis SA.................        400         84,564
    Sidel SA....................        684         83,165
    SPIR Communication..........      1,560        114,545
    ST Microelectronics.........      1,650        109,923
                                              ------------
                                                 1,585,200
                                              ------------
  GERMANY -- 17.8%
    CE Computer Equipment
      AG**......................        450         73,323
    Edel Music AG**.............        795         59,850
    EM. TV & Merchandising AG...        100        145,409
    Intershop Communications
      AG**......................        500        120,143
    Kamps AG....................      3,000        120,658
    MobilCom AG.................        895         82,146
    PrimaCom AG**...............      3,460        158,784
    SER Systeme AG..............      1,632         95,091
    Tecis Holding AG**..........        885         83,966
    Telegate AG**...............      2,100         71,900
                                              ------------
                                                 1,011,270
                                              ------------
  UNITED KINGDOM -- 16.8%
    COLT Telecom Group PLC --
      ADR**.....................        965         83,352
    Diagonal PLC................     16,000         86,381
    Easynet Group PLC**.........      9,670         83,454
    Eidos PLC**.................      3,750        123,246
    Future Network PLC**........      5,000         33,299
    Pace Micro Technology PLC...     34,850        111,241
    Photo-Me International
      PLC.......................      4,600         49,669
    Psion PLC...................      5,275         68,182
    Racal Electronics PLC.......     11,000         67,016
    Sage Group PLC..............      4,075        144,847
    Trafficmaster PLC**.........     14,800        101,832
                                              ------------
                                                   952,519
                                              ------------

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
  FINLAND -- 7.3%
    JOT Automation Group Oyj....      4,200   $    170,221
    Nokia Corp. -- ADR..........        965         91,562
    Teleste Oyj**...............      8,000         72,601
    Tieto Oyj -- B..............      1,925         80,202
                                              ------------
                                                   414,586
                                              ------------
  ITALY -- 6.2%
    Autogrill SpA...............      5,625         57,951
    Class Editori SpA...........     13,800        110,294
    Gruppo Editoriale
      L'Espresso................      6,000         97,145
    Seat Pagine Gialle SpA......    100,000         85,080
                                              ------------
                                                   350,470
                                              ------------
  BELGIUM -- 3.6%
    Netvision NV**..............      1,675         64,517
    Real Software...............      1,180        137,996
    Real Software -- VVPR
      Strips**..................         90              4
                                              ------------
                                                   202,517
                                              ------------
  NETHERLANDS -- 3.4%
    ASM Lithography Holding
      NV-ADR**..................      1,910        113,406
    BE Semiconductor Industries
      NV**......................      7,680         79,993
                                              ------------
                                                   193,399
                                              ------------
  SWEDEN -- 3.3%
    Framtidsfabriken AB**.......      5,000         98,803
    Modern Times Group MTG
      AB -- B**.................      4,250         92,231
                                              ------------
                                                   191,034
                                              ------------
  SPAIN -- 3.3%
    Indra Sistemas SA...........      8,000         86,214
    Telefonica Publicidad e
      Informacion SA**..........      5,000         99,775
                                              ------------
                                                   185,989
                                              ------------
  SWITZERLAND -- 2.6%
    Also Holdings...............        108         58,287
    Kudelski SA**...............         25         89,252
                                              ------------
                                                   147,539
                                              ------------
  DENMARK -- 1.4%
    NEG Micon A/S...............      2,320         82,261
                                              ------------
    Total Europe................                 5,316,784
                                              ------------
NORTH AMERICA -- 2.8%
  UNITED STATES -- 2.8%
    Viatel, Inc.**..............      2,885        161,921
                                              ------------
    Total North America.........                   161,921
                                              ------------
    Total Equity Securities
      (Cost $4,607,037).........                 5,478,705
                                              ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
RIGHTS -- 0.2%
----------------------------------------------------------
  FRANCE -- 0.2%
    Louis Vuitton Moet Hennessy
      -- Rights**...............        315   $      9,209
                                              ------------
    Total Rights (Cost $0)......                     9,209
                                              ------------
----------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $4,607,037).................      96.6%      5,487,914
  Other Assets in Excess of
    Liabilities.................       3.4%        195,271
                                 ----------   ------------
Net Assets......................     100.0%   $  5,683,185
==========================================================

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
  The federal income tax basis and unrealized appreciation
  (depreciation) for all securities is as follows:

Basis......................................  $4,607,037
                                             ==========
Gross Appreciation.........................  $  932,498
Gross Depreciation.........................     (51,621)
                                             ----------
    Net Appreciation.......................  $  880,877
                                             ==========

** Non-income producing security.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Automotive Manufacturing...............      3.0%
Broadcast & Publishing Services........     15.7%
Business & Publishing Services.........      1.5%
Electrical & Electronics...............      1.4%
Electronic Components..................      4.6%
Electronic Systems/Devices.............      3.2%
Energy Equipment.......................      1.6%
Investment.............................      1.5%
Leisure Products.......................      1.5%
Leisure & Tourism......................      0.9%
Machinery..............................      1.5%
Machinery & Engineering................      1.5%
Merchandising..........................      1.1%
Office/Communications Equipment........      1.0%

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Photo Optical Equipment................      2.0%
Retailing -- Foods.....................      3.1%
Retailing -- Goods.....................      3.4%
Semiconducter/Components...............      1.9%
Software & EDP Services................     22.6%
Technology/Multi-Industry..............      7.7%
Telecommunications.....................      8.3%
Transportation/Multi-Industry..........      3.1%
Textile & Apparel......................      1.7%
Utilities/Multi-Industry...............      2.8%
Other Assets In Excess Of
  Liabilities..........................      3.4%
                                           ------
TOTAL..................................    100.0%
                                           ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $4,607,037)..........    $5,487,914
    Foreign currency (Cost $308,875)........................       308,875
    Cash....................................................       143,758
    Receivables:
         Dividends..........................................         4,934
         Interest...........................................           133
         Investment securities sold.........................       283,563
         Due from affiliates................................           738
         Net unrealized appreciation on unsettled foreign
         currency forward contracts
           from transaction hedges..........................           173
    Prepaid expenses........................................        18,656
                                                                ----------
--------------------------------------------------------------------------
             TOTAL ASSETS...................................     6,248,744
                                                                ----------
--------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased....................       547,137
    Accrued expenses........................................        18,422
                                                                ----------
--------------------------------------------------------------------------
             TOTAL LIABILITIES..............................       565,559
                                                                ----------
--------------------------------------------------------------------------
NET ASSETS..................................................    $5,683,185
                                                                ==========
SHARES OUTSTANDING..........................................       524,731
                                                                ==========
NET ASSET VALUE PER SHARE...................................    $    10.83
                                                                ==========
==========================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 1999:
    Paid-in capital.........................................    $5,279,010
    Undistributed net investment loss.......................        (3,427)
    Undistributed net realized loss.........................      (478,576)
    Unrealized net realized foreign exchange gain...........         5,711
    Unrealized foreign exchange loss........................          (410)
    Unrealized appreciation on investments..................       880,877
                                                                ----------
             NET ASSETS.....................................    $5,683,185
                                                                ==========
==========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                            STATEMENT OF OPERATIONS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net on non-reclaimable foreign taxes of
         $2,524)............................................    $  42,878
         Interest...........................................        8,252
                                                                ---------
-------------------------------------------------------------------------
           Total Income.....................................       51,130
                                                                ---------
-------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................       38,969
         Administration fee.................................       57,000
         Professional fees..................................       18,918
         Federal and state registration fees................        4,567
         Custodian fees.....................................       14,325
         Transfer agent fees................................       18,081
         Trustees' fees.....................................        2,782
         Miscellaneous......................................        8,585
                                                                ---------
-------------------------------------------------------------------------
         Total expenses before fees waived and
         reimbursements.....................................      163,227
                                                                ---------
         Administration fee waived..........................      (53,363)
         Transfer agent fees waived.........................      (15,600)
         Expense reimbursement from advisor.................      (39,707)
                                                                ---------
           Total expenses net of fees waived and
           reimbursements...................................       54,557
                                                                ---------
-------------------------------------------------------------------------
             Net investment loss............................       (3,427)
                                                                ---------
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from security transactions............     (478,576)
    Net realized foreign exchange gain......................        5,711
    Net change in unrealized foreign exchange loss..........         (410)
    Change in unrealized appreciation of investments........      880,877
                                                                ---------
-------------------------------------------------------------------------
             Net gain on investments........................      407,602
                                                                ---------
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 404,175
                                                                =========
=========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
    Operations:
        Net investment loss.................................         $   (3,427)
        Net realized and unrealized gain on investments.....            407,602
                                                                     ----------
--------------------------------------------------------------------------------------
            Net increase in net assets resulting from
             operations.....................................            404,175
                                                                     ----------
--------------------------------------------------------------------------------------
    Distributions to shareholders:
        Net investment income...............................                 --
        Capital gains.......................................                 --
                                                                     ----------
            Total distributions to shareholders.............                 --
                                                                     ----------
--------------------------------------------------------------------------------------
    Capital share transactions:
        Proceeds from shares sold...........................          5,279,000
        Reinvestment of distributions.......................                 --
        Cost of shares redeemed.............................                 --
                                                                     ----------
            Net increase in net assets derived from capital
             share transactions.............................          5,279,000
                                                                     ----------
            Total increase in net assets....................          5,683,175
                                                                     ----------
--------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------
    Beginning of period.....................................         $       10
                                                                     ----------
    End of period...........................................         $5,683,185
                                                                     ==========
======================================================================================
    Capital share transactions are as follows:
        Shares issued.......................................            524,730
        Shares reinvested...................................                 --
        Shares redeemed.....................................                 --
                                                                     ----------
            Net increase from capital share transactions....            524,730
                                                                     ==========
======================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                              FINANCIAL HIGHLIGHTS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

Net asset value, beginning of period........................      $  10.00
                                                                  --------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss.......................................         (0.01)
  Net gains (losses) on investments (both realized and
    unrealized).............................................          0.84
                                                                  --------
         Total income from investment operations............          0.83
                                                                  --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income......................            --
  Distributions from capital gains..........................            --
                                                                  --------
         Total distributions................................            --
                                                                  --------
Net asset value, end of period..............................      $  10.83
                                                                  ========
         Total Return.......................................          8.30%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................      $  5,683
  Ratio of expenses to average net assets...................          2.10%*+
  Ratio of net investment loss to average net assets........         (0.13)%*+
  Portfolio turnover........................................        125.20%**
  Annualized portfolio turnover.............................        258.18%

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

 + Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the fund's operating expense cap for the first seventeen months of its operations. For the period from December 31, 1998 (the commencement of operations) through May 31, 2000 the Fund's operating expense cap will be 2.10% of average net assets.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
        DRIEHAUS ASIA PACIFIC GROWTH FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the period from January 1, 1999, through June 30, 1999, the Driehaus Asia Pacific Growth Fund returned 71.11%. This compares with a return of 26.75% for the Morgan Stanley Capital International Asia Pacific Index and 32.78% for the Lipper Pacific Region Fund Index for the first six months of 1999. Since the fund's inception on January 1, 1998, the Driehaus Asia Pacific Growth Fund posted an annualized return of 42.10%, compared with the MSCI Asia Pacific Index's 18.70% and the Lipper Pacific Region Fund Index's 18.42% over the same period.

    The fund's performance over the most recent six-month period was achieved due to a strong recovery in Asian markets as well as our early realization of the potential of such a recovery. For the 12 months ending June 30, 1999, the Driehaus Asia Pacific Growth Fund was ranked 1st out of 52 funds in the Lipper Pacific Region Funds category.* Since the beginning of 1999, the combination of strong gross domestic product growth, low interest rates, and increased fiscal spending has boosted economic growth in countries across Asia. Two primary examples of this are South Korea, where GDP grew by 4.6% in the first quarter of 1999, and Japan, which saw its GDP jump 7.9% on an annualized basis.

    Further proof of the firm footing of the Asian recovery can be found in additional statistics from the region:

- In May, South Korean unemployment fell to 6.2% from a peak of 8.7% in February, as industrial production rose 22% and companies hired more workers.

- In Thailand, the restructuring of bad debts increased to $12 billion in May, or 16% of non-performing loans, following the passage of a new bankruptcy bill in March.

- Export growth continues to recover, especially in Singapore and Taiwan, where exports increased 15% and 14%, respectively, in May. Southeast Asia's exports to Japan rose 8.0% in the first quarter of 1999, compared with 0.4% in the fourth quarter of 1998.

    In recent years, foreign investors -- skeptical about the Japanese government's willingness to take the actions necessary to fix its economy -- have underweighted the Japanese market. Now, however, the Obuchi government and the country's corporate sector seem to be changing their strategy. For example, Japan recently cut its corporate tax rate from 52% to 41% and the top individual tax rate from 65% to 50%. The government also established a new independent financial supervisory agency to oversee the cleanup of the banking system and provided US$500 billion, or 13% of the country's GDP, to fund the effort. These momentous changes have gone largely unrecognized by investors in the United States.

    The Japanese system of lifetime employment now also appears to be over, with an increasing number of listed Japanese companies announcing unprecedented job cuts in an effort to boost sagging profits. Return on equity, rather than merely sales growth, has become a major goal for many of the country's companies. However, we have chosen to invest in companies that are growing their businesses in the most dynamic part of the economy, rather than in pure restructuring plays that often occur in more mature, lower growth sectors.

    During the first half of 1999, in fact, the fund trimmed some of its holdings in Japan, which remained our largest country weighting as of the end of June, in order to increase its exposure to markets in Southeast Asia. Over this period, we continued to find new investments across Asia that exhibited rapid sales and earnings growth, including:

- Fast Retailing Co., Ltd., a Japanese retailer of casual clothing, which reported a 57% increase in recurring profits on the back of a 28% jump in sales during 1998. The increasing popularity of low-priced, trendy clothing in Japan was largely responsible for this growth.

- Trigem Computer Inc., a South Korean manufacturer of personal computers that launched a new line of PCs called E-machines in 1998. E-machines, which are priced in the $400-600 range, have sold very well in the larger U.S. retail chains, and overall sales growth in 1999 is projected to top 100%.

---------------

* The Fund's total return for the period from 6/30/98 through 6/30/99 was ranked 1 out of 52 funds by Lipper Analytical Services, Inc. in the Lipper Pacific Region Funds category. During the period, the adviser waived a portion of the Fund's expenses; otherwise the ranking may have been lower.

- Hitron Technology, Inc., a Taiwanese telecommunications equipment provider, which is the third largest Internet service provider in that country.

    One stock that we sold during the first half was Data Advantage Ltd., an Australian credit checking company. Although the demand for credit checks continues to rise, the company's new software division underperformed our expectations.

    During the first six months of 1999, we increased our weighting in the technology sector based on rapid growth in personal computer sales and data networking equipment for the Internet. In 1999, PC sales in Japan are projected to grow by 25% -- the first increase in three years -- based on a boom in retail demand. Daiwabo Information System Co., Ltd., a PC wholesaler, recently reported a 71% increase in recurring profits, while electronics retailer Kojima Co. increased its recurring profits by 192% last year. Although we don't expect growth to continue at this pace, Japan is currently so far behind in its investment in technology that the potential for growth remains substantial. One indication of the extent of that potential can be found in recent estimates showing that Internet and PC penetration in Japan is only 11% and 25%, respectively, compared with 28% and 50% in the United States. Currently, approximately 14 million Japanese are Internet subscribers, versus 70 million Americans. We expect this gap to narrow in 2000 when NTT Mobile Communications Network, Inc., the Japanese telephone company, introduces its unlimited Internet access service.

    We are extremely pleased with the recent performance of the fund, and we plan to further capitalize on the economic recovery in Asia as it continues to create opportunities to find rapidly growing new companies in which to invest.

Sincerely,

Eric J. Ritter
Eric J. Ritter
Portfolio Manager
August 25, 1999

                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                  DRIEHAUS ASIA                              LIPPER PACIFIC
                                                  PACIFIC GROWTH         MSCI ASIA            REGION FUND
                                                   FUND (DAPGF)        PACIFIC INDEX             INDEX
                                                  --------------       -------------         --------------
  One Year ended 6/30/99                              99.30%              39.65%                 45.13%
  Since Inception (1/1/98 -- 6/30/99)                 42.10%              18.70%                 18.42%

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                                                                                          LIPPER PACIFIC REGION
                                                          DAPF               MSCI ASIA PACIFIC INDEX           FUND INDEX
                                                          ----               -----------------------      ---------------------
Dec 1997                                                10,000.00                    10,000.00                  10,000.00
Mar 1998                                                 9,950.00                    10,282.00                  10,975.00
Jun 1998                                                 8,500.00                     8,880.00                   8,277.00
Sept 1998                                                8,300.00                     8,081.00                   7,557.00
Dec 1998                                                 9,900.00                     9,705.00                   9,524.00
Mar 1999                                                12,160.00                    10,443.00                  10,361.00
Jun 1999                                                16,940.00                    12,887.00                  13,241.00

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The graph compares the results of a $10,000 investment in the Fund, since December 31, 1997, (the date of the Fund's commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International (MSCI) Asia Pacific Index with dividends reinvested and the Lipper Pacific Region Fund Index with dividends reinvested for the same period.

    The MSCI Asia Pacific Index is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 15 Asian and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International.

    The Lipper Pacific Region Fund Index is an equally weighted managed index of the 10 largest qualifying funds that invest in securities with primary trading markets concentrated in the Western Pacific Basin or a single country within this region. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                     Number      Market
                                       of         Value
                                     Shares     (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 97.5%
----------------------------------------------------------
FAR EAST -- 97.5%
  JAPAN -- 45.0%
    Aruze Corp. ...................   2,000    $   196,635
    C Two-Network Co., Ltd. .......   1,000        156,978
    Chugai Pharmaceutical Co.,
      Ltd. ........................   6,000         64,642
    Cresco, Ltd. ..................   2,000        114,016
    Daiwabo Information System Co.,
      Ltd. ........................  10,000        147,064
    Don Quijote Co., Ltd. .........   1,600        402,524
    Enix Corp. ....................   1,500         65,435
    Fancl Corp. ...................     300         54,529
    Fast Retailing Co., Ltd. ......   2,300        247,034
    Fuji Bank, Ltd. ...............   9,000         62,758
    Fuji Television Network,
      Inc. ........................      15         81,050
    Fujisawa Pharmaceutical Co.,
      Ltd. ........................   3,000         48,828
    Fujitsu, Ltd. .................   3,000         60,354
    Fujitsu Support & Service,
      Inc..........................   1,000        151,360
    Happinet Corp. ................   2,000         99,144
    Hikari Tsushin, Inc............   1,500        463,498
    Hirose Electric Co., Ltd. .....   1,400        145,279
    Hitachi Software Engineering
      Co., Ltd. ...................   2,200        109,058
    Kojima Co., Ltd. ..............   2,400         79,910
    Kyorin Pharmaceutical Co.,
      Ltd. ........................   4,000         99,474
    Mabuchi Motor Co., Ltd. .......   1,000         92,947
    Matsushita Communication
      Industrial Group Co.,
      Ltd. ........................   2,000        142,933
    Meiwa Estate Co., Ltd. ........   2,300         95,963
    Miroku Jyoho Service Co.,
      Ltd. ........................   3,000         47,837
    Mitsumi Electric Co., Ltd. ....   3,000         83,777
    Murata Manufacturing Co.,
      Ltd. ........................   2,000        131,531
    Mycal Card, Inc. ..............   1,900         86,338
    Nichii Gakkan Co. .............   1,500        163,588
    Nidec Corp. ...................     500         75,225
    NTT Mobile Communications
      Network, Inc. ...............      15        203,245
    Pasona Softbank, Inc. .........   2,000         68,409
    Ryohin Keikaku Co., Ltd. ......     600        150,947
    Shin-Etsu Chemical Co.,
      Ltd. ........................   3,000        100,383
    Softbank Corp. ................     800        162,001
    Takefuji Corp. ................     700         72,350
    Tokyo Seimitsu Co., Ltd. ......   1,600        101,920
    Tomy Co., Ltd. ................   1,200         76,638
                                               -----------
                                                 4,705,602
                                               -----------
  HONG KONG -- 11.3%
    Cosco Pacific, Ltd. ...........  126,000       104,748
    First Pacific Co., Ltd. .......  44,145         37,553
    Giordano International,
      Ltd. ........................  336,000       238,187
    Henderson Land Development Co.,
      Ltd. ........................  11,000         63,233
    Johnson Electric Holdings,
      Ltd. ........................  34,000        140,231
    Legend Holdings, Ltd. .........  114,000       109,466
    Li & Fung, Ltd. ...............  21,000         50,344

----------------------------------------------------------
                                     Number      Market
                                       of         Value
                                     Shares     (Note A)
HONG KONG (CON'T)
    Pacific Century Insurance
      Holdings, Ltd.** ............  38,000    $    30,758
    Quality Healthcare Asia,
      Ltd.**.......................  874,000       170,100
    Shun Tak Holdings, Ltd. .......   2,753            736
    Television Broadcasts, Ltd. ...  21,000         98,523
    Yizheng Chemical Fibre Co.,
      Ltd. -- H** .................  522,000       136,242
                                               -----------
                                                 1,180,121
                                               -----------
  SINGAPORE -- 8.6%
    CSE Systems & Engineering,
      Ltd.** ......................  89,000         92,530
    Datacraft Asia, Ltd. ..........  40,000        174,400
    GES International, Ltd. .......  80,000         86,463
    Natsteel Electronics, Ltd. ....  12,500         54,700
    Pacific Century Regional
      Developments, Ltd.** ........  13,000         55,361
    Singapore Press Holdings,
      Ltd..........................   5,000         85,170
    Star Cruises PLC ..............  59,000        263,140
    Venture Manufacturing, Ltd. ...  12,000         92,336
                                               -----------
                                                   904,100
                                               -----------
  TAIWAN -- 7.9%
    Acer Peripherals, Inc. ........  74,300        184,031
    Far Eastern Textile, Ltd.**....  49,000         72,820
    GVC Corp.**....................  119,000        65,949
    Hitron Technology, Inc.**......  30,000        118,425
    Quanta Computer, Inc. .........   5,040         60,388
    Silicon Integrated Systems**...  24,000        115,917
    Synnex Technology International
      Corp. .......................  11,700         60,856
    Systex Corp.** ................  24,000         68,733
    United World Chinese Commercial
      Bank.........................  52,000         80,498
                                               -----------
                                                   827,617
                                               -----------
  AUSTRALIA -- 7.7%
    AAPT, Ltd.**...................  31,145         96,893
    Aristocrat Leisure, Ltd. ......  10,655         80,754
    Cochlear, Ltd. ................   9,300         73,846
    Computershare, Ltd. ...........  24,900        293,854
    MYOB, Ltd.**...................  88,889        117,675
    Pacifica Group, Ltd. ..........     631          2,590
    Solution 6 Holdings, Ltd.** ...  41,000         94,985
    Travel.Com.Au, Ltd.**..........  50,000         45,672
                                               -----------
                                                   806,269
                                               -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                     Number      Market
                                       of         Value
                                     Shares     (Note A)
----------------------------------------------------------
  SOUTH KOREA -- 6.1%
    Comtec System Co., Ltd.........  10,000    $    88,556
    Kookmin Bank...................   3,500         71,060
    Korea Data System..............   3,042         88,859
    Korea Telecom Corp. -- ADR**...   1,000         40,000
    L.G. Electronics...............   2,900         80,175
    Samsung Corp. .................   3,000         70,499
    Samsung Electronics**..........      51          5,596
    Trigem Computer, Inc...........   5,000        194,391
                                               -----------
                                                   639,136
                                               -----------
  THAILAND -- 5.7%
    Advanced Info Service Public
      Co., Ltd. (Foreign)**........  13,000        176,277
    BEC World Public Co., Ltd.
      (Local)......................   8,000         49,466
    Land and House Public Co., Ltd.
      (Foreign)**..................  68,000        123,556
    National Finance Public Co.,
      Ltd. (Foreign)**.............  131,200        79,167
    Siam Commercial Bank (Pref.)
      (Foreign)**..................  65,000         92,545
    Telecom Asia Corp. Public Co.,
      Ltd. (Foreign)**.............  71,000         71,724
                                               -----------
                                                   592,735
                                               -----------
  PHILIPPINES -- 4.2%
    Belle Corp.**..................  700,000        74,509
    Filinvest Land, Inc.**.........  800,000        90,410
    International Container
      Terminal Services, Inc.**....  516,000        67,130
    La Tondena Distillers,
      Inc.**.......................  100,000       118,269
    SPI Technologies, Inc..........  189,000        91,895
                                               -----------
                                                   442,213
                                               -----------
  INDONESIA -- 0.6%
    PT Telekomunikasi Indonesia --
      ADR..........................   5,400         67,163
                                               -----------

----------------------------------------------------------
                                     Number      Market
                                       of         Value
                                     Shares     (Note A)
  INDIA -- 0.4%
    ITC, Ltd. -- GDR...............   1,570    $    43,960
                                               -----------
Total Far East.....................             10,208,916
                                               -----------
Total Equity Securities (Cost
  $7,034,392)......................             10,208,916
                                               -----------
RIGHTS/WARRANTS -- 0.7%
----------------------------------------------------------
  SOUTH KOREA -- 0.1%
    Samsung Securities Co., Ltd. --
      Rights**.....................     372          7,713
                                               -----------
  THAILAND -- 0.6%
    Siam Commercial Bank --
      Warrants (Foreign)**.........  100,000        64,409
                                               -----------
Total Rights / Warrants (Cost
  $0)..............................                 72,122
                                               -----------
----------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $7,034,392)....................   98.2%    $10,281,038
  Other Assets in Excess of
    Liabilities....................    1.8%        185,302
                                               -----------
Net Assets.........................  100.0%    $10,466,340
==========================================================
  The federal income tax basis and unrealized appreciation
  (depreciation) for all securities is as follows:

Basis......................................  $7,034,392
                                             ==========
Gross Appreciation.........................  $3,284,757
Gross Depreciation.........................     (38,111)
                                             ----------
    Net Appreciation.......................  $3,246,646
                                             ==========

** Non-income producing security.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banking................................      2.8%
Beverages & Tobacco....................      1.1%
Broadcast & Publishing Services........      2.5%
Business & Publishing Services.........      4.4%
Chemicals..............................      2.3%
Computer Manufacturers.................      6.7%
Consumer Services/Multi-Industry.......      2.9%
Cosmetics..............................      0.5%
Drugs..................................      2.0%
Electrical & Electronics...............      5.0%
Electronic Components..................      5.0%
Electronic Systems/Devices.............      4.2%
Finance & Loan.........................      0.7%
Financial Services.....................      1.7%
Food Processors........................      1.4%
Health Care............................      1.6%
Insurance..............................      0.3%
International Trading..................      1.2%
Investments............................      0.5%

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Leisure................................      4.4%
Leisure Products.......................      0.7%
Leisure & Tourism......................      1.9%
Medical Supplies.......................      0.7%
Merchandising..........................      6.7%
Office/Communications Equipment........      2.6%
Real Estate............................      3.5%
Retailing -- Goods.....................      7.0%
Savings & Loans........................      0.8%
Software & EDP Services................      9.6%
Technology/Multi-Industry..............      1.1%
Telecommunications.....................     10.0%
Telephone Utilities....................      0.7%
Textiles & Apparel.....................      0.7%
Tobacco................................      0.4%
Transportation -- Shipping.............      0.6%
Other Assets In Excess Of
  Liabilities..........................      1.8%
                                           ------
TOTAL..................................    100.0%
                                           ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $7,034,392)..........    $ 10,281,038
    Foreign currency (Cost $205,720)........................         206,064
    Cash....................................................         263,629
    Receivables:
         Dividends..........................................           1,535
         Interest...........................................             198
         Investment securities sold.........................         327,330
         Fund shares sold...................................          25,000
    Prepaid expenses........................................          20,916
    Deferred organizational costs...........................          20,532
                                                                ------------
----------------------------------------------------------------------------
             TOTAL ASSETS...................................      11,146,242
                                                                ------------
----------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased....................         649,041
         Due to affiliates..................................           5,713
         Net unrealized depreciation on unsettled foreign
          currency forward contracts from transaction
          hedges............................................              11
    Accrued expenses........................................          25,137
                                                                ------------
----------------------------------------------------------------------------
             TOTAL LIABILITIES..............................         679,902
                                                                ------------
----------------------------------------------------------------------------
NET ASSETS..................................................    $ 10,466,340
                                                                ============
SHARES OUTSTANDING..........................................         617,734
                                                                ============
NET ASSET VALUE PER SHARE...................................    $      16.94
                                                                ============
============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 1999:
    Paid-in capital.........................................    $  6,051,428
    Undistributed net investment loss.......................         (52,727)
    Undistributed net realized gain.........................       1,284,621
    Undistributed net realized foreign exchange loss........         (63,998)
    Unrealized foreign exchange gain........................             370
    Unrealized appreciation on investments..................       3,246,646
                                                                ------------
             NET ASSETS.....................................    $ 10,466,340
                                                                ============
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            STATEMENT OF OPERATIONS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $3,729)...........................................      $   35,354
         Interest...........................................           7,367
                                                                  ----------
-------------------------------------------------------------------------------
           Total income.....................................          42,721
                                                                  ----------
-------------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................          51,497
         Administration fee.................................          57,000
         Professional fees..................................          16,033
         Federal and state registration fees................           2,894
         Custodian fee......................................          25,524
         Transfer agent fees................................          18,105
         Trustees' fees.....................................           1,658
         Amortization of organization costs.................           2,903
         Miscellaneous......................................          12,785
                                                                  ----------
-------------------------------------------------------------------------------
         Total expenses before fees waived and
          reimbursements....................................         188,399
                                                                  ----------
         Administration fee waived..........................         (52,194)
         Transfer agent fees waived.........................         (15,600)
         Expense reimbursement from adviser.................         (25,157)
                                                                  ----------
           Total expenses net of fees waived and
           reimbursements...................................          95,448
                                                                  ----------
-------------------------------------------------------------------------------
             Net investment loss............................         (52,727)
                                                                  ----------
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from security transactions............       1,794,888
    Net realized foreign exchange loss......................         (63,998)
    Net change in unrealized foreign exchange gain..........           1,058
    Change in unrealized appreciation of investments........       2,377,357
                                                                  ----------
-------------------------------------------------------------------------------
             Net gain on investments........................       4,109,305
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $4,056,578
                                                                  ==========
===============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                            For the period
                                                                                                               from the
                                                  For the six month period                                   commencement
                                                      January 1, 1999        For the three month period     of operations
                                                          through                 October 1, 1998         December 31, 1997
                                                        June 30,1999                  through                  through
                                                        (unaudited)              December 31, 1998        September 30, 1998
----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
    Operations:
        Net investment loss.....................        $   (52,727)                 $  (20,191)              $   (8,979)
        Net realized and unrealized gain (loss)
          on investments........................          4,109,305                     792,901                 (630,577)
                                                        -----------                  ----------               ----------
----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net
              assets resulting from
              operations........................          4,056,578                     772,710                 (639,556)
                                                        -----------                  ----------               ----------
----------------------------------------------------------------------------------------------------------------------------
    Distributions to shareholders:
        Net investment income...................                 --                          --                       --
        Capital gains...........................                 --                          --                       --
                                                        -----------                  ----------               ----------
            Total distributions to
              shareholders......................                 --                          --                       --
                                                        -----------                  ----------               ----------
----------------------------------------------------------------------------------------------------------------------------
    Capital share transactions:
        Proceeds from shares sold...............          3,228,000                     610,000                4,318,619
        Reinvestment of distributions...........                 --                          --                       --
        Cost of shares redeemed.................         (1,783,141)                         --                  (96,870)
                                                        -----------                  ----------               ----------
            Net increase in net assets derived
              from capital share transactions...          1,444,859                     610,000                4,221,749
                                                        -----------                  ----------               ----------
            Total increase in net assets........          5,501,437                   1,382,710                3,582,193
                                                        -----------                  ----------               ----------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
    Beginning of period.........................        $ 4,964,903                  $3,582,193               $       --
                                                        -----------                  ----------               ----------
    End of period...............................        $10,466,340                  $4,964,903               $3,582,193
                                                        ===========                  ==========               ==========
============================================================================================================================
    Capital share transactions are as follows:
        Shares issued...........................            285,880                      69,795                  442,994
        Shares reinvested.......................                 --                          --                       --
        Shares redeemed.........................           (169,558)                         --                  (11,377)
                                                        -----------                  ----------               ----------
            Net increase from capital share
              transactions......................            116,322                      69,795                  431,617
                                                        ===========                  ==========               ==========
============================================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                            For the period
                                                                                                               from the
                                                  For the six month period                                   commencement
                                                      January 1, 1999        For the three month period     of operations
                                                          through                 October 1, 1998         December 31, 1997
                                                       June 30, 1999                  through                  through
                                                        (unaudited)              December 31, 1998        September 30, 1998
----------------------------------------------------------------------------------------------------------------------------
Net Asset value, beginning of period............          $  9.90                     $  8.30                  $ 10.00
                                                          -------                     -------                  -------
    INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss.........................            (0.09)                      (0.04)                   (0.02)
    Net gains (losses) on investments (both
      realized and unrealized)..................             7.13                        1.64                    (1.68)
                                                          -------                     -------                  -------
        Total income (loss) from investment
          operations............................             7.04                        1.60                    (1.70)
                                                          -------                     -------                  -------
    LESS DISTRIBUTIONS:
    Dividends from net investment income........               --                          --                       --
    Distributions from capital gains............               --                          --                       --
                                                          -------                     -------                  -------
        Total distributions.....................               --                          --                       --
                                                          -------                     -------                  -------
Net asset value, end of period..................          $ 16.94                     $  9.90                  $  8.30
                                                          =======                     =======                  =======
        Total Return............................            71.11%**                    19.28%**                (17.00)%**
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)........          $10,466                     $ 4,965                  $ 3,582
    Ratio of expenses to average net assets.....             2.78%*+                     2.95%*+                  2.95%*+
    Ratio of net investment loss to average net
      assets....................................            (1.54)%*+                   (2.64)%*+                (0.45)%*+
    Portfolio turnover..........................           204.99%**                    92.40%**                283.59%**
    Annualized portfolio turnover...............           413.38%                     366.60%                  379.16%
----------------------------------------------------------------------------------------------------------------------------

 * Annualized.

** Not Annualized.

+ Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the fund's operating expense cap for the first twenty-nine months of its operations. For the period from December 31, 1997 (the commencement of operations) through May 31, 1999 the Fund's operating expense cap was 2.95% of average net assets. For the period June 1, 1999 through May 31, 2000 the operating expense cap has been reduced to 2.50% of average net assets.

      Notes to Financial Statements are an integral part of this schedule.

--------------------------------------------------------------------------------
      DRIEHAUS EMERGING MARKETS GROWTH FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the period from January 1, 1999, through June 30, 1999, the Driehaus Emerging Markets Growth Fund returned 40.09%. This compares with a return of 42.29% for the Morgan Stanley Capital Emerging Markets Index and 35.10% for the Lipper Emerging Markets Fund Index for the first six months of 1999. Since the fund's inception on January 1, 1998, the Driehaus Emerging Markets Growth Fund posted an annualized return of 14.36%, compared with the MSCI Emerging Markets Index's 6.08% and the Lipper Emerging Markets Fund Index's -0.80% over the same period.

    During the first half of 1999, emerging markets continued to recover from last year's global financial crisis, driven by the faster-than-expected turnaround in Asia. Beginning in the first quarter of the year, Asian economies started to come to life, led by countries like South Korea, where gross domestic product growth far exceeded expectations by reaching 4.6%. As interest rates dropped dramatically across the region, currencies strengthened, consumer spending picked up pace, and export growth -- particularly in the electronics sector -- became robust. As exports outnumbered imports, current account surpluses continued to improve, reflecting the greater amount of cash coming into these markets. With almost 45% of the fund invested in Asia, up from 26% at the end of 1998, the fund benefited from strong weightings in rebounding markets such as South Korea, Taiwan, Thailand, Hong Kong, and the Philippines.

    From a sector perspective, we have overweighted the technology sector based on the dramatic acceleration in demand for Internet access and data transfer systems across the emerging markets, concentrating on strong export-driven growth companies such as:

- Datacraft Asia, Ltd. (Singapore), the fund's largest holding as of June 30, 1999, builds telecommunication, network, and Internet infrastructure throughout Asia and the U.S. The company is benefiting from increased demand in Asia, expanding product lines, and strong ties with Cisco Systems, Inc., which is looking to gain market share in global networking.

- Asustek Computer, Inc. (Taiwan) is the world's largest motherboard manufacturer, most notably for Intel's Pentium product line. Projections are for strong revenue growth through 2002 based on growing global demand.

- Korea Data Systems (South Korea) is co-owner -- with Trigem Computer, Inc. of South Korea, another of our holdings -- of E-machines, the third largest distributor of personal computers in the U.S. KDS provides the monitors for these low-cost PCs, which have been experiencing strong sales.

    In addition to our Asian technology holdings, the fund also has positions in several European-based technology companies, including Optimus SA, Poland's largest manufacturer of personal computers and owner of one of the country's leading internet portal sites. Overall, however, we reduced our exposure to European equities, from approximately 28% at the end of 1998 to about 15% as of June 30, 1999. As mentioned earlier, this was primarily the result of the earnings opportunities we saw in Asian markets during first quarter 1999, versus the general economic slowdown that has impacted Europe this year. Among the stocks we sold were ComputerLand SA of Poland, on the basis of lower-than-expected earnings and loss of market share, and Prokom Software, also in Poland, which experienced a decline in its order backlog.

    Another sector theme we pursued during the first half of 1999 involved the natural resources sector, particularly companies that benefited from the higher prices of oil, pulp, and paper. Among the stocks added to the fund were the Russian oil company LUKoil Holdings, the Mexican oil service company Tubcs de Acero de Mexico SA, and Sasol Ltd., a South African oil company. In the pulp and paper area, we purchased Sappi Ltd. (South Africa) and Aracruz Celulose SA (Brazil).

    While the emerging markets continue to trade below the highs they achieved in 1992, we believe the long-term trend for these economies is very positive. Although a sell-off in Asian markets during the second half is always a possibility, Asia seems to have rounded the corner to recovery very decisively, the decline in Europe appears to be slowing, and the strong rebound in commodity prices could mean better times ahead for emerging markets.

Sincerely,

Emery R. Brewer
Emery R. Brewer
Portfolio Manager
August 25, 1999

                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                               DRIEHAUS EMERGING
                                                MARKETS GROWTH      MSCI EMERGING     LIPPER EMERGING
                                                 FUND (DEMGF)       MARKETS INDEX    MARKETS FUND INDEX
                                               -----------------    -------------    ------------------
  One Year ended 6/30/99                             28.47%             33.52%             19.04%
  Since Inception (1/1/98 -- 6/30/99)                14.36%              6.08%             -0.80%

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                                                                  MSCI EMERGING              LIPPER EMERGING
                                                          DEMGF                   MARKETS INDEX            MARKETS FUND INDEX
                                                          -----                   -------------            ------------------
Dec 1997                                                10,000.00                   10,000.00                   10,000.00
Mar 1998                                                10,550.00                   10,722.00                   10,512.00
Jun 1998                                                 9,520.00                    8,183.00                    8,300.00
Sept 1998                                                7,560.00                    6,504.00                    6,331.00
Dec 1998                                                 8,730.00                    7,679.00                    7,313.00
Mar 1999                                                 9,380.00                    7,089.00                    6,553.00
Jun 1999                                                12,230.00                   10,926.00                    9,880.00

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The graph compares the results of a $10,000 investment in the Fund, since December 31, 1997, (the date of the Fund's commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International (MSCI) Emerging Markets Index with dividends reinvested and the Lipper Emerging Markets Fund Index with dividends reinvested for the same period.

    The MSCI Emerging Markets Index is a recognized benchmark of Emerging Markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 Emerging Markets countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International.

    The Lipper Emerging Markets Fund Index is an equally weighted managed index of the 30 largest qualifying funds. Funds in this index seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where "emerging markets" is defined by a country's per-capita GNP or other economic measure. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 96.7%
----------------------------------------------------------
FAR EAST -- 43.2%
  TAIWAN -- 10.6%
    Acer Peripherals, Inc. .....     23,000   $     56,968
    Asustek Computer, Inc. --
      GDR.......................      7,191        103,550
    Compal Electronics, Inc. ...         29            117
    Far Eastern Textile,
      Ltd.**....................     42,000         62,417
    Hitron Technology, Inc.**...     25,000         98,687
    President Chain Store
      Corp. ....................     21,000         71,194
    Silicon Integrated
      Systems**.................     19,330         93,361
    Synnex Technology
      International
      Corp. -- GDR..............      3,250         73,450
    Systex Corp.**..............     21,000         60,141
    Taiwan Semiconductor
      Manufacturing Co., Ltd. --
      ADR**.....................      2,625         89,250
                                              ------------
                                                   709,135
                                              ------------
  SOUTH KOREA -- 10.5%
    Comtec System Co., Ltd. ....      9,000         79,700
    Hansol Paper Co. ...........      4,800         76,305
    Kookmin Bank................      5,600        113,697
    Korea Data System...........      2,072         60,524
    Korea Telecom Corp. --
      ADR**.....................        988         39,520
    Lotte Chilsung Beverage
      Co. ......................        600         63,242
    Lotte Confectionery Co. ....        580         91,701
    Samsung Corp.**.............      4,400        103,399
    SK Telecom Co.,
      Ltd. -- ADR...............        120          2,040
    Trigem Computer, Inc. ......      1,800         69,981
                                              ------------
                                                   700,109
                                              ------------
  HONG KONG -- 5.6%
    Automated Systems Holdings,
      Ltd. .....................    185,000         68,553
    Beijing Yanhua Petrochemical
      Co., Ltd. ................    474,000        106,914
    Legend Holdings, Ltd. ......    100,000         96,022
    Pacific Century Insurance
      Holdings, Ltd.**..........     38,000         30,758
    Quality Healthcare Asia,
      Ltd.**....................    374,000         72,789
                                              ------------
                                                   375,036
                                              ------------
  THAILAND -- 4.7%
    Advanced Info Service Public
      Co., Ltd. (Foreign)**.....      6,000         81,358
    Land and House Public Co.,
      Ltd. (Foreign)**..........     41,000         74,497
    Seamico Securities Public
      Co., Ltd. (Foreign).......     24,000         72,246
    Siam Commercial Bank (Pref.)
      (Foreign)**...............     60,000         85,426
                                              ------------
                                                   313,527
                                              ------------

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
  SINGAPORE -- 4.2%
    Datacraft Asia, Ltd. .......     33,032   $    144,020
    Magnecomp International,
      Ltd. .....................     54,000         64,800
    Star Cruises PLC............     16,000         71,360
                                              ------------
                                                   280,180
                                              ------------
  PHILIPPINES -- 3.5%
    Filinvest Land, Inc.**......    600,000         67,808
    International Container
      Terminal Services,
      Inc.**....................    820,000        106,679
    SPI Technologies, Inc. .....    126,000         61,263
                                              ------------
                                                   235,750
                                              ------------
  INDONESIA -- 2.5%
    PT Astra Agro Lestari Tbk...    198,000         69,022
    PT Telekomunikasi
      Indonesia -- ADR..........      7,560         94,028
                                              ------------
                                                   163,050
                                              ------------
  CHINA -- 0.9%
    Eastern Communications Co.,
      Ltd. .....................     61,000         62,220
                                              ------------
  AUSTRALIA -- 0.7%
    MYOB, Ltd.**................     37,037         49,031
                                              ------------
    Total Far East..............                 2,888,038
                                              ------------
EUROPE -- 14.7%
  TURKEY -- 3.6%
    Haci Omer Sabanci
      Holdings -- ADR...........      6,500         35,425
    Vestel Elektronik Sanayi Ve
      Ticaret AS **.............    877,000         95,596
    Yapi Ve Kredi Bankasi AS --
      GDR.......................      7,422        110,224
                                              ------------
                                                   241,245
                                              ------------
  POLAND -- 3.5%
    Elektrim Spolka Akcyjna
      SA........................      6,500         91,949
    Optimus SA..................      6,000         72,183
    Softbank SA -- GDR..........      1,900         69,825
                                              ------------
                                                   233,957
                                              ------------
  GREECE -- 3.3%
    Alpha Credit Bank SA........         87          5,608
    Chipita International SA....      2,735         71,391
    Folli-Follie Abee...........      3,000         83,262
    Interamerican SA............        340          7,607
    Panafon Hellenic Telecom
      SA**......................      2,080         50,165
                                              ------------
                                                   218,033
                                              ------------
  RUSSIA -- 2.2%
    LUKoil Holdings -- ADR......      2,240         88,704
    Rostelecom -- ADR**.........      6,000         58,875
                                              ------------
                                                   147,579
                                              ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
  HUNGARY -- 1.0%
    Gedeon Richter -- GDR ......      1,500   $     65,148
                                              ------------
  UNITED KINGDOM -- 0.6%
    ITE Group PLC ..............     60,228         42,722
                                              ------------
  CZECH REPUBLIC -- 0.5%
    Komercni Banka AS --
      GDR**.....................      5,000         31,438
                                              ------------
    Total Europe................                   980,122
                                              ------------
SOUTH AMERICA -- 14.3%
  BRAZIL -- 10.3%
    Aracruz Celulose
      SA -- ADR.................      3,000         66,000
    Companhia Paranaense de
      Energia -- ADR............     10,350         86,681
    Companhia Siderurgica
      Nacional..................  1,500,000         38,495
    Industrias Klabin de Papel e
      Celulose SA** ............    182,275         91,500
    Petroleo Brasileiro SA --
      ADR ......................      5,188         79,885
    Tele Norte Leste
      Participacoes SA -- ADR...      6,100        113,231
    Tele Sudeste Celular
      Participacoes SA -- ADR...      2,573         74,617
    Telecommunicacoes
      Brasileiras SA (Pref.) --
      ADR.......................        621         56,006
    Telesp Celular Participacoes
      SA (Pref.)................  7,700,000         80,346
                                              ------------
                                                   686,761
                                              ------------
  ARGENTINA -- 2.3%
    Banco de Galicia Buenos
      Aires SA de CV -- ADR.....      4,500         91,125
    Telefonica de Argentina
      SA -- ADR.................      1,920         60,240
                                              ------------
                                                   151,365
                                              ------------
  VENEZUELA -- 1.7%
    Compania Anonima Nacional
      Telefonos de Venezuela --
      ADR ......................      4,200        114,450
                                              ------------
    Total South America.........                   952,576
                                              ------------
NORTH AMERICA -- 13.7%
  MEXICO -- 11.2%
    Consorcio Hogar SA de
      CV -- B**.................     57,500         37,125
    Controladora Comercial
      Mexicana SA de CV.........     60,000         63,000

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
    Corporacion Interamericana
      de Entretenimiento SA -- B
      **........................     18,000   $     58,395
    Fomento Economico Mexicano
      SA de CV -- ADR...........      2,900        115,637
    Grupo Continental SA........     42,000         65,705
    Grupo Financiero Banorte SA
      de CV -- O**..............     81,000        115,743
    Grupo Iusacell SA -- L --
      ADR**.....................      6,000         78,000
    Grupo Televisa
      SA -- GDR**...............      3,020        135,334
    Hylsamex SA**...............      5,000         15,612
    Tubos de Acero de Mexico
      SA -- ADR.................      6,000         65,250
                                              ------------
                                                   749,801
                                              ------------
  UNITED STATES -- 2.5%
    Amdocs, Ltd.**..............      1,300         29,575
    MIH, Ltd.**.................      2,339         61,984
    Star Media Network,
      Inc.**....................      1,200         76,950
                                              ------------
                                                   168,509
                                              ------------

Total North America.............                   918,310
                                              ------------
AFRICA -- 8.8%
  SOUTH AFRICA -- 8.8%
    Anglo American Platinum
      Corp., Ltd. ..............      3,000         69,999
    Bidvest Group, Ltd. ........      7,375         61,598
    BOE, Ltd. ..................     60,000         59,659
    De Beers -- Centenary Linked
      Units.....................      2,000         47,926
    Investec Group, Ltd. .......      1,600         67,083
    Nedcor, Ltd. ...............      3,305         74,816
    Sappi, Ltd. ................      9,500         69,585
    Sasol, Ltd. ................     11,000         78,476
    Specialised Outsourcing,
      Ltd. .....................      8,500         59,443
                                              ------------
                                                   588,585
                                              ------------
Total Africa....................                   588,585
                                              ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
MIDDLE EAST -- 2.0%
  EGYPT -- 1.8%
    Egyptian Company for Mobile
      Services**................      5,145   $    115,977
                                              ------------
  ISRAEL -- 0.2%
    Check Point Software
      Technologies, Ltd. **.....        291         15,605
                                              ------------
    Total Middle East...........                   131,582
                                              ------------
----------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $4,935,960).................      96.7%      6,459,213
  Other Assets in Excess of
    Liabilities.................       3.3%        220,431
                                              ------------
Net Assets......................     100.0%   $  6,679,644
==========================================================

----------------------------------------------------------
                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
  The federal income tax basis and unrealized appreciation
  (depreciation) for all securities is as follows:

Basis......................................  $4,935,960
                                             ==========
Gross Appreciation.........................  $1,558,442
Gross Depreciation.........................     (35,189)
                                             ----------
    Net Appreciation.......................  $1,523,253
                                             ==========

** Non-income producing security.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Appliances.............................      1.4%
Automobiles............................      0.9%
Banking................................      8.7%
Beverages..............................      2.7%
Broadcast & Publishing Services........      3.7%
Capital Goods/Multi-Industry...........      0.5%
Chemicals..............................      2.8%
Computer Manufacturing.................      7.2%
Consumer Non-durables/Multi-Industry...      1.0%
Drugs..................................      1.0%
Electrical & Electronics...............      1.4%
Electrical Utilities...................      1.3%
Electronic Components..................      0.9%
Electronic Systems/Devices.............      4.7%
Financial Services.....................      4.6%
Foods & Household Products.............      3.4%
Forest Products........................      4.5%
Health Care............................      1.1%
Home Building..........................      0.6%
Information Technology.................      0.5%
Insurance..............................      0.6%
International Trading..................      1.5%

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Leisure................................      1.2%
Leisure & Tourism......................      0.9%
Merchandising..........................      1.9%
Metal Fabrication & Distribution.......      1.0%
Metals -- Nonferrous...................      1.0%
Metals -- Steel........................      0.8%
Miscellaneous Materials................      0.7%
Office/Communications Equipment........      2.0%
Oil....................................      2.5%
Real Estate............................      2.1%
Retailing -- Foods.....................      2.0%
Software & EDP Services................      3.9%
Technology/Multi-Industry..............      3.7%
Telecommunications.....................      9.1%
Telephone Utilities....................      5.4%
Textiles & Apparel.....................      0.9%
Tools & Hardware.......................      1.0%
Transportation -- Shipping.............      1.6%
Other Assets In Excess Of
  Liabilities..........................      3.3%
                                           ------
TOTAL..................................    100.0%
                                           ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $4,935,960)..........    $6,459,213
    Foreign currency (Cost $145,325)........................       144,267
    Cash....................................................       155,743
    Receivables:
         Dividends..........................................        14,016
         Interest...........................................            64
         Investment securities sold.........................       205,396
         Due from affiliates................................         4,394
    Prepaid expenses........................................        21,254
    Deferred organizational costs...........................        20,576
                                                                ----------
--------------------------------------------------------------------------
             TOTAL ASSETS...................................     7,024,923
                                                                ----------
--------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased....................       318,767
         Net unrealized depreciation on unsettled foreign
           currency forward contracts from transaction
           hedges...........................................            61
    Accrued expenses........................................        26,451
                                                                ----------
--------------------------------------------------------------------------
             TOTAL LIABILITIES..............................       345,279
                                                                ----------
--------------------------------------------------------------------------
NET ASSETS..................................................    $6,679,644
                                                                ==========
SHARES OUTSTANDING..........................................       546,229
                                                                ==========
NET ASSET VALUE PER SHARE...................................    $    12.23
                                                                ==========
==========================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 1999:
    Paid-in capital.........................................    $5,456,407
    Undistributed net investment loss.......................       (24,434)
    Undistributed net realized loss.........................      (249,872)
    Undistributed net realized foreign exchange loss........       (23,855)
    Unrealized foreign exchange loss........................        (1,855)
    Unrealized appreciation on investments..................     1,523,253
                                                                ----------
             NET ASSETS.....................................    $6,679,644
                                                                ==========
==========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            STATEMENT OF OPERATIONS
         FOR THE SIX MONTH PERIOD JANUARY 1, 1999 THROUGH JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (net of non-reclaimable foreign taxes of
         $2,016)............................................    $   39,327
         Interest...........................................         3,840
                                                                ----------
--------------------------------------------------------------------------
           Total income.....................................        43,167
                                                                ----------
--------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................        37,579
         Administration fee.................................        57,000
         Professional fees..................................        16,294
         Federal and state registration fees................         2,724
         Custodian fee......................................        32,597
         Transfer agent fees................................        18,079
         Trustees' fees.....................................         1,960
         Amortization of organization costs.................         2,907
         Miscellaneous......................................        11,285
                                                                ----------
--------------------------------------------------------------------------
         Total expenses before fees waived and
         reimbursements.....................................       180,425
                                                                ----------
         Administration fee waived..........................       (53,492)
         Transfer agent fees waived.........................       (15,600)
         Expense reimbursement from advisor.................       (43,732)
                                                                ----------
           Total expenses net of fees waived and
           reimbursements...................................        67,601
                                                                ----------
--------------------------------------------------------------------------
             Net investment loss............................       (24,434)
                                                                ----------
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from security transactions............       591,336
    Net realized foreign exchange loss......................       (23,855)
    Net change in unrealized foreign exchange gain..........         2,892
    Change in unrealized appreciation of investments........     1,298,613
                                                                ----------
--------------------------------------------------------------------------
             Net gain on investments........................     1,868,986
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $1,844,552
                                                                ==========
==========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           For the period
                                                                                                              from the
                                                For the six month period                                    commencement
                                                     January 1, 1999        For the three month period     of operations
                                                         through                 October 1, 1998         December 31, 1997
                                                      June 30, 1999                  through                  through
                                                       (unaudited)              December 31, 1998        September 30, 1998
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
    Operations:
        Net investment loss...................         $  (24,434)                  $  (11,895)             $   (11,861)
        Net realized and unrealized gain
          (loss) on investments...............          1,868,986                      553,317               (1,228,857)
                                                       ----------                   ----------              -----------
---------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net
              assets resulting from
              operations......................          1,844,552                      541,422               (1,240,718)
                                                       ----------                   ----------              -----------
---------------------------------------------------------------------------------------------------------------------------
    Distributions to shareholders:
        Net investment income.................                 --                           --                       --
        Capital gains.........................                 --                           --                       --
                                                       ----------                   ----------              -----------
            Total distributions to
              shareholders....................                 --                           --                       --
                                                       ----------                   ----------              -----------
---------------------------------------------------------------------------------------------------------------------------
    Capital share transactions:
        Proceeds from shares sold.............          1,479,000                           --                4,737,772
        Reinvestment of distributions.........                 --                           --                       --
        Cost of shares redeemed...............           (672,384)                          --                  (10,000)
                                                       ----------                   ----------              -----------
            Net increase in net assets derived
              from capital share
              transactions....................            806,616                           --                4,727,772
                                                       ----------                   ----------              -----------
            Total increase in net assets......          2,651,168                      541,422                3,487,054
                                                       ----------                   ----------              -----------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
    Beginning of period.......................         $4,028,476                   $3,487,054              $        --
    End of period.............................         $6,679,644                   $4,028,476              $ 3,487,054
                                                       ==========                   ==========              ===========
===========================================================================================================================
    Capital share transactions are as follows:
        Shares issued.........................            150,389                           --                  462,301
        Shares reinvested.....................                 --                           --                       --
        Shares redeemed.......................            (65,407)                          --                   (1,054)
                                                       ----------                   ----------              -----------
            Net increase from capital share
              transactions....................             84,982                           --                  461,247
                                                       ==========                   ==========              ===========
===========================================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                              For the period
                                                      For the six                                from the
                                                     month period        For the three         commencement
                                                    January 1, 1999      month period         of operations
                                                        through         October 1, 1998     December 31, 1997
                                                     June 30, 1999          through              through
                                                      (unaudited)      December 31, 1998    September 30, 1998
--------------------------------------------------------------------------------------------------------------
Net Asset value, beginning of period............      $  8.73              $  7.56              $ 10.00
                                                      -------              -------              -------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss...........................        (0.04)               (0.03)               (0.03)
  Net gains (losses) on investments (both
    realized and unrealized)....................         3.54                 1.20                (2.41)
                                                      -------              -------              -------
         Total income (loss) from investment
           operations...........................         3.50                 1.17                (2.44)
                                                      -------              -------              -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income..........           --                   --                   --
  Distributions from capital gains..............           --                   --                   --
                                                      -------              -------              -------
         Total distributions....................           --                   --                   --
                                                      -------              -------              -------
Net asset value, end of period..................      $ 12.23              $  8.73              $  7.56
                                                      =======              =======              =======
         Total Return...........................        40.09 %**            15.48 %**           (24.40)%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..........      $ 6,680              $ 4,028              $ 3,487
  Ratio of expenses to average net assets.......         2.70 %*+             2.75 %*+             2.75 %*+
  Ratio of net investment loss to average net
    assets......................................        (0.98)%*+            (1.23)%*+            (0.49)%*+
  Portfolio turnover............................       177.95 %**            82.60 %**           261.21 %**
  Annualized portfolio turnover.................       358.85 %             327.69 %             349.24 %

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

 + Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the fund's operating expense cap for the first twenty-nine months of its operations. For the period from December 31, 1997 (the commencement of operations) through May 31, 1999 the Fund's operating expense cap was 2.75% of average net assets. For the period June 1, 1999 through May 31, 2000 the operating expense cap has been reduced to 2.50% of average net assets.

      Notes to Financial Statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)
--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    The DRIEHAUS MUTUAL FUNDS (the "TRUST"), a registered management investment company, organized as a Delaware business trust with five separate series ("FUNDS"). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five series included in the trust are as follows:

                      ------------------------------------

                              Fund                              Commencement of Operations
  ----------------------------------------------------------------------------------------
  *THE DRIEHAUS INTERNATIONAL GROWTH FUND                                10/28/96
  **THE DRIEHAUS INTERNATIONAL DISCOVERY FUND                            12/31/98
  **THE DRIEHAUS EUROPEAN OPPORTUNITY FUND                               12/31/98
  THE DRIEHAUS ASIA PACIFIC GROWTH FUND                                  12/31/97
  THE DRIEHAUS EMERGING MARKETS GROWTH FUND                              12/31/97
  ----------------------------------------------------------------------------------------

* The DRIEHAUS INTERNATIONAL GROWTH FUND was the successor to the assets of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), a Limited Partnership organized on July 1, 1990.

** Prior to the commencement of investment operations on January 4, 1999, the DRIEHAUS INTERNATIONAL DISCOVERY FUND and the DRIEHAUS EUROPEAN OPPORTUNITY FUND had no operations other than those relating to organizational matters.

                      ------------------------------------

    The investment objective of the FUNDS is to maximize capital appreciation.

    The DRIEHAUS INTERNATIONAL GROWTH FUND seeks to achieve its objective by investing primarily in equity securities of foreign companies.

    The DRIEHAUS INTERNATIONAL DISCOVERY FUND seeks to achieve its objective by investing primarily in equity securities of foreign companies with market capitalizations of less than $1 billion.

    The DRIEHAUS EUROPEAN OPPORTUNITY FUND seeks to achieve its objective by investing primarily in equity securities of European companies.

    The DRIEHAUS ASIA PACIFIC GROWTH FUND seeks to achieve its objective by investing primarily in equity securities of Asia Pacific companies.

    The DRIEHAUS EMERGING MARKETS GROWTH FUND seeks to achieve its objective by investing primarily in the equity securities of emerging market companies.

FISCAL YEAR END

    Effective September 1, 1998, the DRIEHAUS INTERNATIONAL GROWTH FUND changed its fiscal year end to December 31. Effective October 1, 1998, the DRIEHAUS ASIA PACIFIC GROWTH FUND and the DRIEHAUS EMERGING MARKETS GROWTH FUND each changed their fiscal year ends to December 31. The Fiscal year end for the DRIEHAUS INTERNATIONAL DISCOVERY FUND and the DRIEHAUS EUROPEAN OPPORTUNITY FUND is December 31.

SECURITIES VALUATION AND TRANSACTIONS

    Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. At June 30, 1999, there were no securities for which market quotations were not available.

    Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

    The FUNDS determine income and expenses, daily. This change in net asset value is allocated daily.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

    No provision is made for Federal income taxes since the FUNDS' have already elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code and have made all the required distributions to their shareholders in amounts sufficient to relieve the FUNDS from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

    The DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND and the DRIEHAUS EMERGING MARKETS GROWTH FUND intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. As of December 31, 1998, the DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND and the DRIEHAUS EMERGING MARKETS GROWTH FUND had capital loss carryforwards of approximately $2,663,000, $470,000 and $707,000 respectively, which may be carried forward eight tax years.

    For the period ending June 30, 1999 the DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND and the DRIEHAUS EMERGING MARKETS GROWTH FUND made reclassifications of $2,661,685, $196,010 and $54,225, respectively from undistributed net realized foreign exchange loss to paid in capital, in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies."

FOREIGN CURRENCY TRANSLATION

    Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the FUNDS' valuation.

    Net realized foreign exchange gains or losses which are reported by the FUNDS result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and reclaimable foreign withholding taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

    Net realized foreign exchange gains or losses on portfolio hedges result from the non-speculative use of forward contracts with respect to portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The FUNDS had no open portfolio hedges at June 30, 1999.

    The FUNDS do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net realized and unrealized gains or losses which result from changes in the market prices of investments.

                      ------------------------------------

DEFERRED ORGANIZATION COSTS

    Organization costs incurred by the DRIEHAUS INTERNATIONAL GROWTH FUND, DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND have been deferred and are amortized over a period of 60 months. The FUNDS' remaining amortization periods for these costs are as follows:

                            Fund                                Remaining Amortization Period
THE DRIEHAUS INTERNATIONAL GROWTH FUND                                    27 Months
THE DRIEHAUS ASIA PACIFIC GROWTH FUND                                     42 Months
THE DRIEHAUS EMERGING MARKETS GROWTH FUND                                 42 Months
---------------------------------------------------------------------------------------------

                      ------------------------------------

USE OF ESTIMATES

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT ADVISORY FEES,
   TRANSACTIONS WITH AFFILIATES, AND
   ADMINISTRATIVE FEES

    Richard H. Driehaus, the Chairman of the Board and President of the TRUST, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc., a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

    Driehaus Capital Management, Inc. ("DCM") serves as the FUNDS' investment adviser. In return for its services to the FUNDS, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each FUND'S average net assets.

    Upon commencement of operations, DCM agreed to absorb other operating expenses to the extent necessary to ensure that total operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND will not exceed, 2.50%, 2.10%, 2.95%, and 2.75%, respectively, of the average net assets of each FUND on an annual basis, for the period beginning with the effective date of each FUND'S registration statement through May 31, 1999. Effective June 1, 1999, the current expense caps for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND are 2.40%, 2.10%, 2.50%, and 2.50%, respectively, of the average net assets of each FUND on an annual basis. The expense cap for each FUND will remain at this current rate until May 31, 2000.

                      ------------------------------------

    The expense caps, amount accrued and payable to DCM, and amounts accrued and receivable from DCM during the six months ended June 30, 1999 are as follows:

                                                                                                         Expense
                                                                                                      Reimbursement
                                                 Advisory Fees               Expense Cap                Receivable
                                                    Payable        January 1, 1999   June 1, 1999      (included in
                                                (included in due         to               to             due from
             Fund               Advisory Fees    to affiliates)     May 31, 1999     June 30, 1999     affiliates)
---------------------------------------------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH
  FUND                           $1,747,731         $304,741               Not Applicable                     --
DRIEHAUS INTERNATIONAL
  DISCOVERY FUND                     51,755            6,889            2.50%            2.40%                --
DRIEHAUS EUROPEAN OPPORTUNITY
  FUND                               38,969               --            2.10%            2.10%               738
DRIEHAUS ASIA PACIFIC GROWTH
  FUND                               51,497            5,713            2.95%            2.50%                --
DRIEHAUS EMERGING MARKETS
  GROWTH FUND                        37,579               --            2.75%            2.50%             4,394
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

    Driehaus Securities Corporation ("DSC") has acted as the FUNDS' distributor since December 31, 1998. For the period December 18, 1997 to December 30, 1998, the FUNDS' were self-distributed. Prior to December 18, 1997, DSC was the FUNDS' distributor.

    DSC acts as a broker for the FUNDS for domestically traded securities. For the six months ended June 30, 1999, the FUNDS paid the following brokerage commissions:

                      ------------------------------------

                                                               Total          Commissions       Shares Traded
                          Fund                              Commissions       Paid to DSC        through DSC
-------------------------------------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH FUND                          $1,863,965         $192,325           4,307,485
DRIEHAUS INTERNATIONAL DISCOVERY FUND                           82,753            7,346             254,698
DRIEHAUS EUROPEAN OPPORTUNITY FUND                              42,662               40              19,130
DRIEHAUS ASIA PACIFIC GROWTH FUND                              122,431            1,756              24,206
DRIEHAUS EMERGING MARKETS GROWTH FUND                           69,452           18,623             418,079
-------------------------------------------------------------------------------------------------------------

    A portion of these commissions are, in turn paid by DSC to third parties for clearing and floor brokerage services.
                      ------------------------------------

    Certain officers of the TRUST are also officers of the Adviser. No such officers received compensation from the FUNDS.

    PFPC Inc., a wholly owned, indirect subsidiary of PNC Bank, serves as the FUNDS' administrative and accounting agent. In compensation for its services, PFPC receives the larger of a monthly minimum fee and a monthly fee based upon average net assets. PFPC has agreed to waive its minimum fees during the first twenty-four months of operations for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND.

    For the six months ended June 30, 1999, $52,169, $53,363, $52,194, and
$53,492 of these fees have been waived by PFPC Inc. for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND, respectively.

    PFPC Inc., also acts as the transfer agent and dividend dispensing agent for the FUNDS. PFPC Inc. has agreed to waive a portion of its monthly fee for transfer agent service, for the first two years of operations, for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND. For the six months ended June 30, 1999, $15,600 of these fees were waived by PFPC Inc., for each of these FUNDS.

C. FOREIGN CURRENCY FORWARD CONTRACTS

    At June 30, 1999 the FUNDS had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 1999 the FUNDS' currency transactions are limited to transaction hedges.

    The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

    The FUNDS had the following outstanding contracts at June 30, 1999:

DRIEHAUS INTERNATIONAL GROWTH FUND
Transaction Hedges:

Foreign Currency Purchases:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
   Sold        Foreign Currency Purchased        Date      at June 30, 1999
---------------------------------------------------------------------------
 $174,229    256,447 Canadian Dollars         July 1999        $  (959)
  173,229    256,447 Canadian Dollars         July 1999           (959)
  801,298    773,678 Euro                     July 1999         (3,717)
  358,678    43,260,156 Japanese Yen          July 1999           (937)
                                                               -------
                                                               $(6,572)
---------------------------------------------------------------------------

Foreign Currency Sales:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
Purchased        Foreign Currency Sold           Date      at June 30, 1999
---------------------------------------------------------------------------
 $285,428    277,034 Euro                     July 1999        $  (165)
  147,734    142,642 Euro                     July 1999            696
  129,541    716,381 Euro                     July 1999          1,977
  329,765    39,772,977 Japanese Yen          July 1999            861
  324,946    3,075,454 Mexican Peso           July 1999           (578)
  249,148    156,934 Pound Sterling           July 1999          1,772
  970,958    617,226 Pound Sterling           July 1999         (2,012)
  219,273    8,319,229 Philippine Peso        July 1999            659
  131,688    5,063,397 Philippine Peso        July 1999         (1,354)
  220,997    8,425,503 Philippine Peso        July 1999           (284)
                                                               -------
                                                               $ 1,572
                                                               -------
             Net unrealized depreciation                       $(5,000)
                                                               =======
---------------------------------------------------------------------------

DRIEHAUS INTERNATIONAL DISCOVERY FUND
Transaction Hedges:

Foreign Currency Purchases:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
   Sold        Foreign Currency Purchased        Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 78,058    118,629 Australian Dollars       July 1999        $   374
---------------------------------------------------------------------------

Foreign Currency Sales:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
Purchased        Foreign Currency Sold           Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 72,556    70,422 Euro                      July 1999        $   (42)
   83,118    10,024,910 Japanese Yen          July 1999            217
   70,624    8,517,930 Japanese Yen           July 1999            184
   36,309    56,479 Swiss Franc               July 1999            (21)
   71,138    2,627,142 Thailand Baht          July 1999           (108)
                                                               -------
                                                               $   230
                                                               -------
             Net unrealized appreciation                       $   604
                                                               =======
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

DRIEHAUS EUROPEAN OPPORTUNITY FUND
Transaction Hedges:

Foreign Currency Purchases:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
   Sold        Foreign Currency Purchased        Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 72,080    517,172 Denmark Krona            July 1999        $  (168)
   70,906    68,821 Euro                      July 1999             41
   48,068    46,654 Euro                      July 1999            130
                                                               -------
                                                               $     3
---------------------------------------------------------------------------

Foreign Currency Sales:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
Purchased        Foreign Currency Sold           Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 25,413    24,537 Euro                      July 1999        $   120
   48,863    30,778 Pounds Sterling           July 1999            347
   90,857    772,874 Swedish Krona            July 1999           (265)
   54,464    84,719 Swiss Franc               July 1999            (32)
                                                               -------
                                                               $   170
                                                               -------
             Net unrealized appreciation                       $   173
                                                               =======
---------------------------------------------------------------------------

DRIEHAUS ASIA PACIFIC GROWTH FUND
Transaction Hedges:

Foreign Currency Purchases:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
   Sold        Foreign Currency Purchased        Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 79,169    9,569,100 Japanese Yen           July 1999        $   (48)
                                                               -------
                                                               $   (48)
---------------------------------------------------------------------------

Foreign Currency Sales:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
Purchased        Foreign Currency Sold           Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 61,323    7,412,146 Japanese Yen           July 1999        $    37
                                                               -------
             Net unrealized depreciation                       $   (11)
                                                               =======
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

DRIEHAUS EMERGING MARKETS GROWTH FUND
Transaction Hedges:

Foreign Currency Sales:

                                                              Unrealized
                                                             Appreciation
US Dollars                                    Settlement    (Depreciation)
Purchased        Foreign Currency Sold           Date      at June 30, 1999
---------------------------------------------------------------------------
 $ 34,702    269,280 Hong Kong Dollars        July 1999        $    --
   36,677    8,873,942 Hungarian Forints      July 1999             20
   53,338    1,969,782 Thailand Bahts         July 1999            (81)
                                                               -------
                                                               $   (61)
                                                               -------
             Net unrealized depreciation                       $   (61)
                                                               =======
---------------------------------------------------------------------------

D. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments securities, other than short-term obligations, for the six months ended June 30, 1999, were as follows:

                      ------------------------------------

                            Fund                                 Purchases            Sales
-----------------------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH FUND                              $345,375,385       $342,181,787
DRIEHAUS INTERNATIONAL DISCOVERY FUND                             14,544,819          8,737,993
DRIEHAUS EUROPEAN OPPORTUNITY FUND                                10,717,901          5,632,280
DRIEHAUS ASIA PACIFIC GROWTH FUND                                 15,160,462         13,487,619
DRIEHAUS EMERGING MARKETS GROWTH FUND                              9,321,294          8,443,878
-----------------------------------------------------------------------------------------------

E. RESTRICTED SECURITIES

    Restricted securities are securities that are not registered for sale under the Securities Act of 1933 ("1933 Act") and that may be re-sold only in transactions exempt from registration. Restricted securities include rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 1999 the DRIEHAUS INTERNATIONAL GROWTH FUND held restricted securities with the aggregate market value equal to $6,211,960 representing 2.4% of the FUND'S net assets. No other FUND held restricted securities at June 30, 1999.

F. LINES OF CREDIT

    The FUNDS have a ten million dollar committed line of credit. This line of credit is available primarily to meet large, unexpected shareholder withdrawals. For the six months ended June 30, 1999, no borrowing has been made on this line of credit.

G. OFF BALANCE SHEET RISKS

    The FUNDS' investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets. It is the Advisor's policy to continuously monitor its exposure to these risks.

                      ------------------------------------